Document And Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Feb. 22, 2012	Jun. 30, 2011
Entity Registrant Name	MANPOWER INC /WI/
Entity Central Index Key	0000871763
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	No
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 4,395,033,913
Entity Common Stock, Shares Outstanding		80,138,738
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011

Consolidated Statements Of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Operations [Abstract]
Revenues from services	$ 22,006	$ 18,866.5	$ 16,038.7
Cost of services	18,299.7	15,621.1	13,220.5
Gross profit	3,706.3	3,245.4	2,818.2
Selling and administrative expenses, excluding impairment charges	3,182.1	2,938.6	2,715.5
Goodwill and intangible asset impairment charges	0	428.8	61
Selling and administrative expenses	3,182.1	3,367.4	2,776.5
Operating profit / (loss)	524.2	(122)	41.7
Interest and other expenses	44.3	43.2	64.6
Earnings / (loss) before income taxes	479.9	(165.2)	(22.9)
Provision for income taxes	228.3	98.4	(13.7)
Net earnings / (loss)	$ 251.6	$ (263.6)	$ (9.2)
Net earnings / (loss) per share - basic (in dollars per share)	$ 3.08	$ (3.26)	$ (0.12)
Net earnings / (loss) per share - diluted (in dollars per share)	$ 3.04	$ (3.26)	$ (0.12)
Weighted average shares - basic (in shares)	81.6	81	78.3
Weighted average shares - diluted (in shares)	82.8	81	78.3

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Cash and cash equivalents	$ 580.5	$ 772.6
Accounts receivable, net	4,181.3	3,844.1
Prepaid expenses and other assets	176.3	197.6
Future income tax benefits	52.4	59.7
Total current assets	4,990.5	4,874
Other Assets
Goodwill	984.7	954.1
Intangible assets, net	354.9	376.2
Other assets	395.1	355.1
Total other assets	1,734.7	1,685.4
Property and Equipment
Land, buildings, leasehold improvements and equipment	685.6	688.8
Less: accumulated depreciation and amortization	511.1	518.5
Net property and equipment	174.5	170.3
Total assets	6,899.7	6,729.7
Current Liabilities
Accounts payable	1,370.6	1,313.9
Employee compensation payable	221.9	240.2
Accrued liabilities	520.8	547.4
Accrued payroll taxes and insurance	712.4	677.7
Value added taxes payable	502.3	482.2
Short-term borrowings and current maturities of long-term debt	434.2	28.7
Total current liabilities	3,762.2	3,290.1
Other Liabilities
Long-term debt	266	669.3
Other long-term liabilities	388.1	373.1
Total other liabilities	654.1	1,042.4
Shareholders' Equity
Common stock	1.1	1.1
Capital in excess of par value	2,839.9	2,781.7
Retained earnings	971.7	785.2
Accumulated other comprehensive income	35.3	87
Treasury stock at cost	(1,364.6)	(1,257.8)
Total shareholders' equity	2,483.4	2,397.2
Total liabilities and shareholders' equity	$ 6,899.7	$ 6,729.7

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets
Allowance for doubtful accounts	$ 108.6	$ 111.6
Other Assets
Accumulated amortization on intangible assets	$ 176.1	$ 138.1
Shareholders' Equity
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares (in shares)	25,000,000	25,000,000
Preferred stock, issued (in shares)	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	125,000,000	125,000,000
Common stock, issued shares (in shares)	109,076,337	108,294,605
Treasury stock at cost, shares (in shares)	29,172,342	26,535,104

Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Net earnings / (loss)	$ 251.6	$ (263.6)	$ (9.2)
Adjustments to reconcile net earnings / (loss) to net cash provided by operating activities:
Depreciation and amortization	104.4	110.1	97.2
Non-cash goodwill and intangible asset impairment charges	0	428.8	61
Deferred income taxes	24.8	(68.5)	(29.2)
Provision for doubtful accounts	25.9	28.9	27.8
Loss from sale of an equity investment	0	0	10.3
Share-based compensation	31.4	24.1	17.5
Excess tax benefit on exercise of stock options	(1.3)	(1.3)	(0.5)
Change in operating assets and liabilities, excluding the impact of acquisitions:
Accounts receivable	(417.1)	(708.1)	663.6
Other assets	(48.2)	9.9	(71.5)
Other liabilities	97.7	621.8	(352.7)
Cash provided by / (used in) operating activities	69.2	182.1	414.3
Cash Flows from Investing Activities
Capital expenditures	(64.9)	(58.5)	(35.1)
Acquisitions of businesses, net of cash acquired	(49)	(270)	(21.6)
Proceeds from the sale of an equity investment	0	0	13.3
Proceeds from the sale of property and equipment	4.4	4.9	3.6
Cash provided by / (used in) investing activities	(109.5)	(323.6)	(39.8)
Cash Flows from Financing Activities
Net change in short-term borrowings	15.6	(15.6)	(14.6)
Proceeds from long-term debt	0.8	1.8	146.5
Repayments of long-term debt	(1.1)	(1.1)	(359.3)
Proceeds from stock option and purchase plans	29.5	27.1	14.2
Excess tax benefit on exercise of stock options	1.3	1.3	0.5
Repurchases of common stock	(104.5)	(34.8)	0
Dividends paid	(65.1)	(60.8)	(58)
Cash provided by / (used in) financing activities	(123.5)	(82.1)	(270.7)
Effect of exchange rate changes on cash	(28.3)	(18.4)	36.8
Net increase (decrease) in cash and cash equivalents	(192.1)	(242)	140.6
Cash and cash equivalents, beginning of year	772.6	1,014.6	874
Cash and cash equivalents, end of year	580.5	772.6	1,014.6
Supplemental Cash Flow Information
Interest paid	43.2	45	62
Income taxes paid	170.7	78.4	75.2
Non-cash financing activity:
Common stock issued for acquisition	$ 0	$ 188.5	$ 0

Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Common Stock [Member]	Capital in Excess of Par Value [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income / (Loss) [Member]	Treasury Stock [Member]	Total
Balance at Dec. 31, 2008	$ 1	$ 2,514.8	$ 1,176.8	$ (8.9)	$ (1,224.3)	$ 2,459.4
Balance (in shares) at Dec. 31, 2008	103,756,138
Comprehensive Income:
Net earnings / (loss)			(9.2)
Foreign currency translation				107
Unrealized gain / (loss) on investments, net of tax				4.3
Reclassification to earnings of loss on derivatives, net of tax				4.3
Unrealized gain / (loss) on derivatives, net of tax				0.3
Defined benefit pension plans and retiree health care plan, net of tax				(0.1)
Total comprehensive income / (loss)						106.6
Issuances under equity plans, including tax benefits (in shares)	641,827
Issuances under equity plans, including tax benefits		15.5			(0.9)	14.6
Share-based compensation expense - TOTAL		17.5				17.5
Dividends			(58)			(58)
Other		(3.6)				(3.6)
Balance at Dec. 31, 2009	1	2,544.2	1,109.6	106.9	(1,225.2)	2,536.5
Balance (in shares) at Dec. 31, 2009	104,397,965
Comprehensive Income:
Net earnings / (loss)			(263.6)
Foreign currency translation				(14.4)
Unrealized gain / (loss) on investments, net of tax				1.4
Defined benefit pension plans and retiree health care plan, net of tax				(6.9)
Total comprehensive income / (loss)						(283.5)
Issuances under equity plans, including tax benefits (in shares)	699,244
Issuances under equity plans, including tax benefits		26.2			2.2	28.4
Issuance for business acquisition (in shares)	3,197,396
Issuance for business acquisition	0.1	188.4				188.5
Share-based compensation expense - TOTAL		24.1				24.1
Dividends			(60.8)			(60.8)
Repurchases of common stock					(34.8)	(34.8)
Other		(1.2)				(1.2)
Balance at Dec. 31, 2010	1.1	2,781.7	785.2	87	(1,257.8)	2,397.2
Balance (in shares) at Dec. 31, 2010	108,294,605
Comprehensive Income:
Net earnings / (loss)			251.6
Foreign currency translation				(42.3)
Unrealized gain / (loss) on investments, net of tax				0.2
Defined benefit pension plans and retiree health care plan, net of tax				(9.6)
Total comprehensive income / (loss)						199.9
Issuances under equity plans, including tax benefits (in shares)	781,732
Issuances under equity plans, including tax benefits		33.1			(2.3)	30.8
Share-based compensation expense - TOTAL		31.4				31.4
Dividends			(65.1)			(65.1)
Repurchases of common stock					(104.5)	(104.5)
Other		(6.3)				(6.3)
Balance at Dec. 31, 2011	$ 1.1	$ 2,839.9	$ 971.7	$ 35.3	$ (1,364.6)	$ 2,483.4
Balance (in shares) at Dec. 31, 2011	109,076,337

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Shareholders' Equity [Abstract]
Dividends per share (in dollars per share)	$ 0.8	$ 0.74	$ 0.74

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
01.
Summary Of Significant Accounting Policies

NATURE OF OPERATIONS

Manpower Inc. d/b/a ManpowerGroup is a world leader in the workforce solutions and services industry. Our worldwide network of 3,800 offices in 80 countries and territories enables us to meet the needs of our clients in all industry segments. Our largest operations, based on revenues, are located in the U.S., France, Italy and the United Kingdom. We specialize in permanent, temporary and contract recruitment and assessment; training and development; outsourcing; career management and workforce consulting services. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

BASIS OF CONSOLIDATION

The consolidated financial statements include our operating results and the operating results of all of our subsidiaries. For subsidiaries in which we have an ownership interest of 50% or less, but more than 20%, the consolidated financial statements reflect our ownership share of those earnings using the equity method of accounting. These investments, as well as certain other relationships, are also evaluated for consolidation under the accounting guidance on consolidation of variable interest entities. These investments were $75.9 and $71.6 as of December 31, 2011 and 2010, respectively, and are included in Other assets in the Consolidated Balance Sheets. Included in Shareholders’ equity as of December 31, 2011 and 2010 are $64.7 and $60.8, respectively, of unremitted earnings from investments accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

REVENUES AND RECEIVABLES

We generate revenues from sales of services by our company-owned branch operations and from fees earned on sales of services by our franchise operations. Revenues are recognized as services are performed. The majority of our revenues are generated by our recruitment business, where billings are generally negotiated and invoiced on a per-hour basis. Accordingly, as contingent workers are placed, we record revenues based on the hours worked. Permanent recruitment revenues are recorded as placements are made. Provisions for sales allowances, based on historical experience, are recognized at the time the related sale is recognized.

Our franchise agreements generally state that franchise fees are calculated based on a percentage of revenues. We record franchise fee revenues monthly based on the amounts due under the franchise agreements for that month. Franchise fees, which are included in Revenues from services, were $25.2, $23.6 and $22.3 for the years ended December 31, 2011, 2010 and 2009, respectively.

In our outplacement business, we recognize revenues from individual programs over the estimated period in which services are rendered to candidates. For large projects within the outplacement business, we recognize revenues ratably over the period in which the services are provided. In our consulting business, revenues are recognized upon the performance of the service under the consulting service contract. For performance-based contracts, we defer recognizing revenues until the performance criteria has been met.

The amounts billed for outplacement, consulting services and performance-based contracts in excess of the amount recognized as revenues are recorded as Deferred revenue and included in Accrued liabilities for the current portion and Other long-term liabilities for the long-term portion in our Consolidated Balance Sheets. As of December 31, 2011 and 2010, the current portion of Deferred revenue was $54.3 and $53.8, respectively, and the long-term portion of Deferred revenue was $28.6 and $29.8, respectively.

We record revenues from sales of services and the related direct costs in accordance with the accounting guidance on reporting revenue gross as a principal versus net as an agent. In situations where we act as a principal in the transaction, we report gross revenues and cost of services. When we act as an agent, we report the revenues on a net basis. Amounts billed to clients for out-of-pocket or other cost reimbursements are included in Revenues from services, and the related costs are included in Cost of services.

ALLOWANCE FOR DOUBTFUL ACCOUNTS

We have an Allowance for doubtful accounts recorded as an estimate of the Accounts receivable balance that may not be collected. This allowance is calculated on an entity-by-entity basis with consideration for historical write-off experience, the current aging of receivables and a specific review for potential bad debts. Items that affect this balance mainly include bad debt expense and the write-off of accounts receivable balances.

Bad debt expense is recorded as Selling and administrative expenses in our Consolidated Statements of Operations and was $25.9, $28.9 and $27.8 in 2011, 2010 and 2009, respectively. Factors that would cause this provision to increase primarily relate to increased bankruptcies by our clients and other difficulties collecting amounts billed. On the other hand, an improved write-off experience and aging of receivables would result in a decrease to the provision. Write-offs were $25.0, $33.5 and $39.0 for 2011, 2010 and 2009, respectively.

ADVERTISING COSTS

We expense production costs of advertising as they are incurred. Advertising expenses were $34.0, $29.2 and $29.4 in 2011, 2010 and 2009, respectively.

REORGANIZATION COSTS

We recorded net reorganization costs of $23.1, $36.1 and $33.5 in 2011, 2010 and 2009, respectively, in Selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts as well as lower-than expected severance costs. During 2011, we made payments of $27.9 out of our reorganization reserve. We expect a majority of the remaining $29.4 reserve will be paid or utilized in 2012. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2010	$4.1	$5.7	$9.5	$1.5	$0.4	$–	$21.2
Severance costs, net	3.8	0.3	3.2	0.7	10.8	1.2	20.0
Office closure costs, net	3.8	3.7	–	–	8.6	–	16.1
Costs paid or utilized	(4.3)	(4.1)	(7.7)	(1.5)	(5.4)	(0.1)	(23.1)
Balance, December 31, 2010	7.4	5.6	5.0	0.7	14.4	1.1	34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	–	12.3
Office closure costs, net	0.3	0.4	7.7	–	2.4	–	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	–	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	$4.0	$4.2	$11.8	$1.2	$8.2	$–	$29.4

(1)
Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $5.7, leaving a $3.3 liability as of December 31, 2011.

(2)
2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.

INCOME TAXES

We account for income taxes in accordance with the accounting guidance on income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. We record a valuation allowance against deferred tax assets for which utilization of the asset is not likely.

FAIR VALUE MEASUREMENTS

The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Assets
Available-for-sale securities	$0.4	$0.4	$–	$–	$0.4	$0.4	$–	$–
Foreign currency forward contracts	–	–	–	–	0.1	–	0.1	–
Deferred compensation plan assets	45.2	45.2	–	–	40.3	40.3	–	–
	$45.6	$45.6	$–	$–	$40.8	$40.7	$0.1	$–
Liabilities
Foreign currency forward contracts	$0.3	$–	$0.3	$–	$–	$–	$–	$–
	$0.3	$–	$0.3	$–	$–	$–	$–	$–

We determine the fair value of our available-for-sale securities and deferred compensation plan assets, comprised of publicly traded securities, by using market quotes as of the last day of the period. The fair value of the interest rate swaps and foreign currency forward contracts are measured at the value from either directly or indirectly observable third parties.

The carrying values of Cash and cash equivalents, Accounts receivable, Accounts payable, and Other current assets and liabilities approximate their fair values because of the short-term nature of these instruments. The carrying value of Long-term debt approximates fair value, except for the euro-denominated notes. The fair value of the euro-denominated notes, as determined by the quoted market prices, was $654.9 and $686.3 as of December 31, 2011 and 2010, respectively, compared to a carrying value of $647.6 and $668.3, respectively.

We also measured certain non-financial assets on a non-recurring basis, including Goodwill and tradenames, for which we recognized impairment charges in 2010 and were summarized as follows:

	Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31, 2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total Losses
Goodwill	$954.1	$–	$–	$954.1	$(311.6)
Tradenames	55.3	–	–	55.3	(117.2)
					$(428.8)

In 2010, Goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8.

GOODWILL AND OTHER INTANGIBLE ASSETS

We have Goodwill, amortizable Intangible assets and Intangible assets that do not require amortization, as follows:

	2011			2010
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill	$984.7	$–	$984.7	$954.1	$–	$954.1
Intangible Assets:
Amortizable:
Technology	$19.6	$19.6	$–	$19.6	$19.6	$–
Franchise Agreements	18.0	14.3	3.7	18.0	12.5	5.5
Customer Relationships	328.0	130.1	197.9	309.4	94.3	215.1
Other	13.5	12.1	1.4	14.0	11.7	2.3
	379.1	176.1	203.0	361.0	138.1	222.9
Non-Amortizable:
Tradenames(1)	54.0	–	54.0	55.3	–	55.3
Reacquired Franchise Rights	97.9	–	97.9	98.0	–	98.0
	151.9	–	151.9	153.3	–	153.3
Total Intangible Assets	$531.0	$176.1	$354.9	$514.3	$138.1	$376.2

(1)   Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.

Amortization expense related to intangibles was $38.9, $39.3 and $21.9 in 2011, 2010 and 2009, respectively. Amortization expense expected in each of the next five years related to acquisitions completed as of December 31, 2011 is as follows: 2012 — $35.8, 2013 — $31.0, 2014 — $26.1, 2015 — $22.3 and 2016 — $19.3. The weighted-average useful lives of the technology, franchise agreements, customer relationships and other are 5, 10, 14 and 3 years, respectively. The tradenames have been assigned an indefinite life based on our expectation of renewing the tradenames, as required, without material modifications and at a minimal cost, and our expectation of positive cash flows beyond the foreseeable future. The reacquired franchise rights result from our franchise acquisitions in the U.S. completed prior to 2009.

In accordance with the accounting guidance on goodwill and other intangible assets, we perform an annual impairment test of goodwill at our reporting unit level and indefinite-lived intangible assets at our unit of account level during the third quarter, or more frequently if events or circumstances change that would more likely than not reduce the fair value of our reporting units below their carrying value.

We performed our annual impairment test of our Goodwill and indefinite-lived intangible assets during the third quarter of 2011, and there was no impairment of our Goodwill or indefinite-lived intangible as a result of our annual test.

The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management’s forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management’s internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit’s fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management’s assumptions generally provide greater insight into the reporting unit’s fair value.

Significant assumptions used in our goodwill impairment tests during 2011, 2010 and 2009 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 12.3% to 20.0% for 2011, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance.

If the reporting unit’s fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a “hypothetical” calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.

Under the current accounting guidance, we are also required to test our indefinite-lived intangible assets for impairment by comparing the fair value of the intangible asset with its carrying value. If the intangible asset’s fair value is less than its carrying value, an impairment loss is recognized for the difference.

In the fourth quarter of 2010, two of our reporting units, Right Management and Jefferson Wells, each experienced strong indicators of impairment due to continued deterioration in market conditions for both reporting units as they experienced further than anticipated profitability declines in the fourth quarter, which led us to adjust our long-term outlooks for each reporting unit. As a result, we performed an impairment test of our Goodwill and indefinite-lived intangible assets during the fourth quarter of 2010, which resulted in a non-cash impairment charge of $311.6 ($311.6 after-tax) for Goodwill associated with Right Management and Jefferson Wells. In addition, we incurred a non-cash impairment charge of $117.2 ($72.7 after-tax) for the tradenames associated with these two reporting units.

For Right Management, our anticipated revenues and income as of the fourth quarter of 2010 decreased to a level which required us to adjust the size premium included in our discount rate. In addition, the beta used to calculate the discount rate changed slightly due to a change in the mix of our comparable companies as one of the companies utilized in our annual testing had been acquired during the fourth quarter. These changes resulted in a 3% increase in the discount rate, to 13%, being utilized in our fourth quarter 2010 impairment testing for Right Management. For Jefferson Wells, our discount rate was relatively flat in our fourth quarter 2010 impairment testing, at 12.5%, as compared to 12.4% utilized in our annual testing performed in 2010.

During the fourth quarter of 2010, we also performed an impairment test of our long-lived tangible and intangible assets for Right Management at the asset group level and determined that the undiscounted cash flows were in excess of the carrying value. As such, no impairment of these assets was recognized. We did not perform an interim impairment test on any of our other reporting units with goodwill and indefinite-lived intangible assets in the fourth quarter of 2010 as we noted no significant indicators of impairment as of December 31, 2010.

In the third quarter of 2009, we performed our annual impairment test of our Goodwill and indefinite-lived intangible assets, which resulted in non-cash impairment charges of $61.0 for goodwill associated with our Jefferson Wells reporting unit. The impairment was due in part to continued deterioration in market conditions, which had resulted in Jefferson Wells experiencing significant revenue declines during 2009. The discount rate was also impacted unfavorably by a 1% increase to our equity risk premium as a result of the market conditions and economic uncertainty at that time.

MARKETABLE SECURITIES

We account for our marketable security investments under the accounting guidance on certain investments in debt and equity securities, and have determined that all such investments are classified as available-for-sale. Accordingly, unrealized gains and unrealized losses that are determined to be temporary, net of related income taxes, are included in Accumulated other comprehensive income, which is a separate component of Shareholders’ equity. Realized gains and losses, and unrealized losses determined to be other-than-temporary, are recorded in our Consolidated Statements of Operations. No realized gains or losses were recorded in 2011, 2010 or 2009. Our available-for-sale investments had a market value of $0.4, an adjusted cost basis of $0.1, and no unrealized losses as of either December 31, 2011 or 2010.

We hold a 49% interest in our Swiss franchise, which maintained an investment portfolio with a market value of $175.8 and $173.1 as of December 31, 2011 and 2010, respectively. This portfolio is comprised of a wide variety of European and U.S. debt and equity securities as well as various professionally-managed funds, all of which are classified as available-for-sale. Our share of net realized gains and losses, and declines in value determined to be other-than-temporary, are included in our Consolidated Statements of Operations. For the years ended December 31, 2011, 2010 and 2009, realized gains totaled $0.1, $0.5 and $2.4, respectively, and realized losses totaled $0.3, $0.2 and $1.2, respectively. Our share of net unrealized gains and unrealized losses that are determined to be temporary related to these investments are included in Accumulated other comprehensive income, with the offsetting amount increasing or decreasing our investment in the franchise.

CAPITALIZED SOFTWARE FOR INTERNAL USE

We capitalize purchased software as well as internally developed software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation, selection and software maintenance costs are expensed as incurred. Capitalized software costs are amortized using the straight-line method over the estimated useful life of the software which ranges from 2 to 7 years. The net capitalized software balance of $14.4 and $21.8 as of December 31, 2011 and 2010, respectively, is included in Other assets in the Consolidated Balance Sheets. Amortization expense related to the capitalized software costs was $7.8, $11.6 and $10.7 for 2011, 2010 and 2009, respectively.

PROPERTY AND EQUIPMENT

A summary of Property and equipment as of December 31 is as follows:

	2011	2010
Land	$7.3	$7.1
Buildings	21.5	19.5
Furniture, fixtures, and autos	194.9	197.0
Computer equipment	164.4	168.0
Leasehold improvements	297.5	297.2
Property and equipment	$685.6	$688.8

Property and equipment are stated at cost and are depreciated using primarily the straight-line method over the following estimated useful lives: buildings — up to 40 years; furniture and equipment — 2 to 16 years; leasehold improvements —lesser of life of asset or expected lease term. Expenditures for renewals and betterments are capitalized whereas expenditures for repairs and maintenance are charged to income as incurred. Upon sale or disposition of property and equipment, the difference between the unamortized cost and the proceeds is recorded as either a gain or a loss and is included in our Consolidated Statements of Operations. Long-lived assets are evaluated for impairment in accordance with the provisions of the accounting guidance on the impairment or disposal of long-lived assets.

DERIVATIVE FINANCIAL INSTRUMENTS

We account for our derivative instruments in accordance with the accounting guidance on derivative instruments and hedging activities. Derivative instruments are recorded on the balance sheet as either an asset or liability measured at their fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded as a component of Accumulated other comprehensive income and recognized in the Consolidated Statements of Operations when the hedged item affects earnings. The ineffective portions of the changes in the fair value of cash flow hedges are recognized in earnings.

FOREIGN CURRENCY TRANSLATION

The financial statements of our non-U.S. subsidiaries have been translated in accordance with the accounting guidance on foreign currency translation. Under the accounting guidance, asset and liability accounts are translated at the current exchange rate and income statement items are translated at the weighted-average exchange rate for the year. The resulting translation adjustments are recorded as a component of Accumulated other comprehensive income, which is included in Shareholders’ equity.

Certain foreign-currency-denominated borrowings are accounted for as a hedge of our net investment in our subsidiaries with the related functional currencies. Since our net investment in these subsidiaries exceeds the amount of the related borrowings, all translation gains or losses related to these borrowings are included as a component of Accumulated other comprehensive income.

SHAREHOLDERS’ EQUITY

In November 2011, the Board of Directors authorized the repurchase of an additional 3.0 million shares of our common stock. This authorization was in addition to the 2010 authorization to repurchase 3.0 million shares of our common stock and the 2007 authorization to repurchase 5.0 million shares of our common stock, not to exceed a total purchase price of $400.0. Share repurchases may be made from time to time through a variety of methods, including open market purchases, block transactions, privately negotiated transactions, accelerated share repurchase programs, forward repurchase agreements or similar facilities. In 2011, we repurchased a total of 2.6 million shares, composed of 0.2 million shares under the 2007 authorization and 2.4million shares under the 2010 authorization, at a total cost of $104.5. In 2010, we repurchased 0.9 million shares of common stock at a total cost of $34.8 under the 2007 authorization. No shares were repurchased in 2009. As of December 31, 2011, there were no shares remaining under the 2007 authorization. Under the 2011 and 2010 authorizations, there were 3.0 million shares and 0.6 million shares, respectively, remaining authorized for repurchase as of December 31, 2011.

CASH AND CASH EQUIVALENTS

We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.

RECENTLY ISSUED ACCOUNTING STANDARDS

In October 2009, the FASB issued new accounting guidance on multiple-deliverable revenue arrangements. The new guidance amends the criteria for separating deliverables as well as how to measure and allocate consideration for multiple arrangements. The guidance also expands the disclosures related to a vendor’s multiple-deliverable revenue arrangements. We adopted this guidance effective January 1, 2011, for our revenue arrangements entered into or materially modified in 2011. There was no impact of this adoption on our Consolidated Financial Statements.

In December 2010, the FASB issued new accounting guidance on goodwill impairment testing. The new guidance modifies Step 1 of the goodwill impairment test for reporting units with zero or negative carrying amounts. We adopted this guidance effective January 1, 2011. There was no impact of this adoption on our Consolidated Financial Statements.

In December 2010, the FASB issued new accounting guidance on business combinations. The new guidance clarifies the acquisition date that should be used for reporting the pro forma financial information disclosures when comparative financial statements are presented. The guidance also expands the supplemental pro forma disclosures. We adopted this guidance effective January 1, 2011. There was no impact of this adoption on our Consolidated Financial Statements.

In May 2011, the FASB issued new accounting guidance on fair value measurement. The new guidance clarifies some existing concepts, eliminates wording differences between U.S. Generally Accepted Accounting Principles (“GAAP”) and International Financial Reporting Standards (“IFRS”), and in some limited cases, changes some principles to achieve convergence between U.S. GAAP and IFRS. The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. It also expands the disclosures for fair value measurements that are estimated using significant unobservable (Level 3) inputs. The guidance is effective for us in 2012 and must be applied prospectively. We do not expect the adoption of this guidance to have a material impact on our Consolidated Financial Statements.

In June 2011, the FASB issued new accounting guidance on presentation of comprehensive income. The new guidance requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income, or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of shareholders’ equity. The guidance is effective for us in 2012 and must be applied retrospectively. We do not expect the adoption of this guidance to have a significant impact on our Consolidated Financial Statements.

In September 2011, the FASB issued new accounting guidance on testing goodwill for impairment. Under the revised guidance, entities testing goodwill for impairment have the option of performing a qualitative assessment before calculating the fair value of the reporting unit (i.e., step 1 of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than the carrying amount, the two-step impairment test would be required. The guidance is effective for us in 2012, with early adoption permitted. We do not expect the adoption of this guidance to have an impact on our Consolidated Financial Statements.

In December 2011, the FASB issued new accounting guidance on balance sheet offsetting. The new guidance requires an entity to disclose both gross information and net information about instruments and transactions eligible for offset in the statement of financial position. It also requires disclosures on instruments and transactions subject to an agreement similar to a master netting agreement. The guidance is effective for us in 2013. We do not expect the adoption of this guidance to have a material impact on our Consolidated Financial Statements.

SUBSEQUENT EVENTS

We have evaluated events and transactions occurring after the balance sheet date through our filing date and noted no events that are subject to recognition or disclosure.

Acquisitions	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
Acquisitions
02.
Acquisitions

On September 22, 2011, we acquired approximately 70% of the shares and voting rights of Proservia SA (“Proservia”), a provider of information technology and systems engineering solutions in France. We acquired the remaining shares and voting rights by the end of November 2011. The purchase price was €14.89 per share. The total consideration, net of cash acquired, was €21.6 ($29.4) . Goodwill arising from this transaction was €20.7. The related Intangible assets were €11.0 and €10.8 as of September 22, 2011 and December 31, 2011, respectively.

On April 5, 2010, we acquired COMSYS IT Partners, Inc. (“COMSYS”) from its existing shareholders. The value of the consideration for each outstanding share of COMSYS common stock was approximately $17.65, for a total enterprise value of $427.0, including debt of $47.1, which we repaid upon closing. The consideration was approximately 50% ManpowerGroup common stock (3.2 million shares with a fair value of $188.5 upon closing) and approximately 50% cash (consideration of $191.4). In addition, we incurred approximately $10.8 of transaction costs associated with the acquisition during the year ended December 31, 2010, which have been classified in Selling and administrative expenses. Goodwill and Intangible assets relating to this transaction were $278.0 and $85.4, respectively, as of December 31, 2011 and $281.6 and $106.3, respectively, as of December 31, 2010.

We have finalized our allocation of the consideration transferred to the net assets acquired, using various methodologies to assess the fair value of the assets and liabilities acquired. For our Intangible assets associated with customer relationships, we utilized the multi-period excess-earnings method, a form of the income approach. Some of the significant assumptions used in this valuation included: expected revenue growth rates, operating unit profit margins, capital charges representing 1.3% of revenues, and a 13% discount rate.

The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date of April 5, 2010:

Cash and cash equivalents	$ 0.9
Accounts receivable, net	207.0
Prepaid expenses and other assets	2.1
Total current assets	210.0

Goodwill	281.6
Intangible assets	127.1
Other assets	50.5
Property and equipment	5.2
Total assets	$ 674.4

Accounts payable	$ 135.9
Employee compensation payable	40.8
Accrued liabilities	14.3
Total current liabilities	191.0

Other long-term liabilities	56.4
Total liabilities assumed	247.4
Net assets acquired	$ 427.0

Of the $427.0 of net acquired assets, $127.1 was assigned to customer relationships and will be amortized over 14 years, using an accelerating method. The remaining fair value of $281.6, which was not directly attributable to any specific assets or liabilities, was assigned to Goodwill as part of the U.S. reporting unit. Of the Goodwill assigned, $28.2 is deductible for tax purposes as of December 31, 2011.

The following unaudited pro forma information reflects the results of ManpowerGroup’s operations for the years ended December 31, 2010 and 2009 as if the COMSYS acquisition had been completed at the beginning of the respective period. Pro forma adjustments have been made to illustrate the incremental impact on earnings of amortization expense related to the acquired intangible assets, lost interest income that would have been earned on the cash proceeds used to acquire COMSYS and the tax impact of these respective items.

	2010	2009
Revenues from services
Pro forma	$19,036.1	$16,688.0
As reported	$18,866.5	$16,038.7

Net (loss) earnings
Pro forma	$(269.9)	$(27.9)
As reported	$(263.6)	$(9.2)

Net (loss) earnings per share — diluted
Pro forma	$(3.30)	$(0.34)
As reported	$(3.26)	$(0.12)

The unaudited pro forma information is provided for illustrative purposes only and does not represent what our Consolidated Statements of Operations would have been if the transaction had actually occurred as of January 1, 2010 or 2009 and does not represent our expected future Consolidated Statements of Operations.

From time to time, we acquire and invest in companies throughout the world, including franchises. Excluding Proservia and COMSYS, the total cash consideration paid for acquisitions, net of cash acquired, for the years ended December 31, 2011, 2010 and 2009 was $19.6, $32.3 and $21.6, respectively. Goodwill and Intangible assets resulting from the remaining 2011 acquisitions were $12.9 and $4.5, respectively, as of December 31, 2011.

Share-Based Compensation Plans	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans [Abstract]
Share-Based Compensation Plans
03.
Share-Based Compensation Plans

We account for share-based payments according to the accounting guidance on share-based payments. During 2011, 2010 and 2009, we recognized approximately $31.4, $24.1 and $17.5, respectively, in share-based compensation expense related to stock options, deferred stock, and restricted stock, all of which is recorded in Selling and administrative expenses. The total income tax benefit recognized related to share-based compensation during 2011, 2010 and 2009 was $3.0, $3.7 and $3.2, respectively. Consideration received from share-based awards for 2011, 2010 and 2009 was $31.8, $24.9 and $15.1, respectively. The excess income tax benefit recognized related to share-based compensation awards, which is recorded in Capital in excess of par value, for 2011, 2010 and 2009 was approximately $3.1, $3.7 and $1.2, respectively. We recognize compensation expense on grants of share-based compensation awards on a straight-line basis over the vesting period of each award.

STOCK OPTIONS

Until May 3, 2011, all share-based compensation was granted under the 2003 Equity Incentive Plan of Manpower Inc. (“2003 Plan”). Following this date, all share-based compensation has been granted under the 2011 Equity Incentive Plan of Manpower Inc. (“2011 Plan”). Options and stock appreciation rights are granted at a price not less than 100% of the fair market value of the common stock at the date of grant. Generally, options are granted with a ratable vesting period of up to four years and expire ten years from date of grant. As of December 31, 2011, no stock appreciation rights had been granted or were outstanding.

A summary of stock option activity is as follows:
			Wtd. Avg.
		Wtd. Avg.	Remaining	Aggregate
		Exercise Price	Contractual Term	Intrinsic Value
	Shares (000)	Per Share	(years)	(in millions)
Outstanding, January 1, 2009	5,027	$50
Granted	1,349	31
Exercised	(339)	33		$5
Expired or cancelled	(179)	53
Outstanding, December 31, 2009	5,858	$46	6.1
Vested or expected to vest, December 31, 2009	5,767	$46	6.1
Exercisable, December 31, 2009	3,330	$47	4.4
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4

Options outstanding and exercisable as of December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
		Weighted-
		Average
		Remaining	Weighted-		Weighted-
		Contractual	Average		Average
Exercise Price	Shares (000)	Life (years)	Exercise Price	Shares (000)	Exercise Price
$26–$34	1,335	6.2	$31	724	$31
$35–$44	807	2.8	44	804	44
$45–$55	1,548	6.4	53	899	53
$56–$93	1,575	6.0	67	1,199	68
	5,265	5.7	$50	3,626	$51

We have recognized expense of $12.1, $14.3 and $12.7 related to stock options for the years ended December 31, 2011, 2010 and 2009, respectively. The total fair value of options vested during the same periods was $14.3, $12.7 and $13.3, respectively. As of December 31, 2011, total unrecognized compensation cost was approximately $17.2, net of estimated forfeitures, which we expect to recognize over a weighted-average period of approximately 1.6 years.

We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2011	2010	2009
Average risk-free interest rate	2.6%	2.6%	1.8%
Expected dividend yield	1.1%	1.4%	2.5%
Expected volatility	41.0%	41.0%	42.0%
Expected term (years)	5.9	5.4	5.5

The average risk-free interest rate is based on the five-year U.S. Treasury security rate in effect as of the grant date. The expected dividend yield is based on the expected annual dividend as a percentage of the market value of our common stock as of the grant date. We determined expected volatility using a weighted average of daily historical volatility (weighted 75%) of our stock price over the past five years and implied volatility (weighted 25%) based upon exchange traded options for our common stock. We believe that a blend of historical volatility and implied volatility better reflects future market conditions and better indicates expected volatility than considering purely historical volatility. We determined the expected term of the stock options using historical data. The weighted-average grant-date fair value per option granted during the year was $25.21, $19.26 and $9.73 in 2011, 2010 and 2009, respectively.

DEFERRED STOCK

Our non-employee directors may elect to receive deferred stock in lieu of part or all of their annual cash retainer otherwise payable to them. The number of shares of deferred stock is determined pursuant to a formula set forth in the terms and conditions adopted under the 2003 Plan and subsequently under the 2011 Plan and the deferred stock is settled in shares of common stock according to these terms and conditions. As of December 31, 2011, 2010 and 2009, there were 23,566, 18,403 and 17,288, respectively, shares of deferred stock awarded under this arrangement, all of which are vested.

Non-employee directors also receive an annual grant of deferred stock (or restricted stock, if they so elect) as additional compensation for board service. The award vests in one year in equal quarterly installments and the vested portion of the deferred stock is settled in shares of common stock either upon a director’s termination of service or three years after the date of grant (which may in most cases be extended at the directors’ election) in accordance with the terms and conditions under the 2003 Plan and the 2011 Plan. As of December 31, 2011, 2010 and 2009, there were 8,732, 4,448 and 13,378, respectively, shares of deferred stock and 9,978, 13,341 and 14,710, respectively, shares of restricted stock granted under this arrangement, all of which are vested. We recognized expense of $0.8, $0.3 and $0.7 related to deferred stock in 2011, 2010 and 2009, respectively.

RESTRICTED STOCK

We grant restricted stock and restricted stock unit awards to certain employees and to non-employee directors who may elect to receive restricted stock rather than deferred stock as described above. Restrictions lapse over periods ranging up to six years, and in some cases upon retirement. We value restricted stock awards at the closing market value of our common stock on the date of grant.

A summary of restricted stock activity is as follows:
			Wtd. Avg.
			Remaining	Aggregate
		Wtd. Avg.	Contractual	Intrinsic Value
	Shares (000)	Price Per Share	Term (years)	(in millions)
Unvested, January 1, 2009	192	$55	2.7
Granted	197	31
Vested	(15)	34
Forfeited	(5)	45
Unvested, December 31, 2009	369	$43	1.6
Granted	21	$56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8	$15

During 2011, 2010 and 2009, we recognized $7.0, $4.4 and $5.5, respectively, of expense related to restricted stock awards. As of December 31, 2011, there was approximately $13.4 of total unrecognized compensation cost related to unvested restricted stock, which we expect to recognize over a weighted-average period of approximately 2.6 years.

PERFORMANCE SHARE UNITS

Our 2003 Plan and our 2011 Plan allow us to grant performance share units. We grant performance share units with a performance period ranging from one to three years. Vesting of units occurs at the end of the performance period, or in some cases after a subsequent holding period, and upon retirement, except in the case of death, disability or termination of employment. The units are settled in shares of our common stock. A payout multiple is applied to the units awarded based on the performance criteria determined by the Executive Compensation and Human Resources Committee of the Board of Directors at the time of grant.

In February 2007, 2008, 2010 and 2011, we granted performance share units with a performance criteria based on Operating profit margin over the performance period of 2007–2009, 2008–2010, 2010–2011 and 2011, respectively. The 2011 performance share units vest at the end of 2012 and 2013, following a holding period. We did not grant any performance share units in 2009.

In the event the performance criteria exceeds the target performance level, an additional number of shares, up to the Outstanding Award level, may be granted. In the event the performance criteria falls below the target performance level, a reduced number of shares, as low as the Threshold Award level, may be granted. If the performance criteria falls below the threshold performance level, no shares will be granted.

The Threshold, Target and Outstanding Award levels for each outstanding grant, adjusted for forfeitures, are as follows:

	2007–2009	(a)	2008–2010	(b)	2010–2011	2011
Threshold Award	28,250		34,500		54,871	66,489
Target Award	113,000		138,000		109,742	132,978
Outstanding Award	197,750		241,500		219,484	265,956

(a)	118,000 performance share units were granted in 2007 at the Target Award level for the 2007–2009 performance period, of which 5,000 units were forfeited.
(b)	140,000 performance share units were granted in 2008 at the Target Award level for the 2008–2010 performance period, of which 2,000 units were forfeited.

We recognize and adjust compensation expense based on the likelihood of the performance criteria specified in the award being achieved. The compensation expense is recognized over the performance and holding periods and is recorded in Selling and administrative expenses. The Average operating profit margin for the 2007–2009 and 2008–2010 performance periods did not meet the threshold performance level, and therefore, no shares were granted. The Operating profit margin for the 2010–2011 performance period was between the target and outstanding performance levels, and therefore, shares will be granted based on 183% of the target performance level. The Operating profit margin for the 2011 performance period was also between the target and outstanding performance levels and therefore, shares will be granted based on 158% of the target performance level if the holding period is met. We have recognized total compensation expense of $11.3 and $5.3 in 2011 and 2010, respectively, and a total compensation benefit of $1.5 for 2009 related to the performance share units.

OTHER STOCK PLANS

Under the 1990 Employee Stock Purchase Plan, designated employees meeting certain service requirements may purchase shares of our common stock through payroll deductions. These shares may be purchased at their fair market value on a monthly basis. The current plan is non-compensatory according to the accounting guidance on share-based payments.

We also maintain the Savings Related Share Option Scheme for United Kingdom employees with at least one year of service. The employees are offered the opportunity to obtain an option for a specified number of shares of common stock at not less than 85% of its market value on the day prior to the offer to participate in the plan. Options vest after either three, five or seven years, but may lapse earlier. Funds used to purchase the shares are accumulated through specified payroll deductions over a 60-month period. We recognized $0.2 and $0.1 of expense for shares purchased under the plan in 2011 and 2009, respectively, and a benefit of $0.2 in 2010 due to forfeitures.

Net Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Earnings / (Loss) Per Share
04.
Net Earnings (Loss) Per Share

The calculation of Net earnings (loss) per share — basic was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Total	$3.08	$(3.26)	$(0.12)

The calculation of Net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Effect of dilutive securities — stock options (in millions)	0.7	–	–
Effect of other share-based awards (in millions)	0.5	–	–
	82.8	81.0	78.3
Total	$3.04	$(3.26)	$(0.12)

There were 3.1 million share-based awards excluded from the calculation of Net earnings per share — diluted for the year ended December 31, 2011 as the exercise prices for these awards were greater than the average market price of the common shares during the period. Due to the net loss for the years ended December 31, 2010 and 2009, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of Net loss per share—diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2011	2010	2009
Shares (in thousands)	3,074	6,583	6,231
Exercise price ranges	$52–$93	$11–$93	$9–$93
Weighted-average remaining life	6.3 years	5.8 years	6.2 years

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
05.
Income Taxes

The Provision for income taxes was as follows:

Year Ended December 31	2011	2010	2009
Current
United States
Federal	$24.2	$37.4	$(31.8)
State	2.8	3.2	6.8
Non-U.S.	176.5	126.3	40.5
Total current	203.5	166.9	15.5
Deferred
United States
Federal	(2.3)	(81.1)	(3.5)
State	3.3	(2.9)	(4.6)
Non-U.S.	23.8	15.5	(21.1)
Total deferred	24.8	(68.5)	(29.2)
Total provision	$228.3	$98.4	$(13.7)

A reconciliation between taxes computed at the U.S. Federal statutory rate of 35% and the consolidated effective tax rate was as follows:

Year Ended December 31	2011	2010	2009
Income tax based on statutory rate	$168.0	$(57.8)	$(8.0)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	5.2	(0.6)	2.9
Non-U.S. tax rate difference(1)	40.6	38.7	3.3
Repatriation of non-U.S. earnings	11.1	(4.8)	(37.2)
Change in valuation reserve	(3.3)	11.7	10.6
Non-deductible goodwill impairment charge	–	109.1	21.4
Other, net	6.7	2.1	(4.9)
Non-deductible competition investigation in France	–	–	(1.8)
Tax provision	$228.3	$98.4	$(13.7)

(1)
Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.

Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2011	2010
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$10.7	$9.7
Employee compensation payable	26.8	22.3
Pension and postretirement benefits	(5.6)	(1.8)
Other	22.0	29.5
Valuation allowance	(2.9)	–
	51.0	59.7
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	22.5	20.4
Pension and postretirement benefits	55.0	50.4
Intangible assets(1)	(126.4)	(125.7)
Net operating losses(1)	144.9	182.9
Other(1)	103.5	105.7
Valuation allowance	(116.3)	(123.2)
	83.2	110.5
Total future tax benefits	$134.2	$170.2
Current tax asset	$52.4	$59.7
Current tax liability	(1.4)	–
Noncurrent tax asset	102.7	128.1
Noncurrent tax liability	(19.5)	(17.6)
Total future tax benefits	$134.2	$170.2

(1)
The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.

The current tax liability is recorded in Accrued liabilities, the noncurrent tax asset is recorded in Other assets and the noncurrent tax liability is recorded in Other long-term liabilities in the Consolidated Balance Sheets.

We have U.S. Federal and non-U.S. net operating loss carryforwards and U.S. state net operating loss carryforwards totaling $485.9 and $144.1, respectively, as of December 31, 2011. The net operating loss carryforwards expire as follows:

	U.S. Federal and Non-U.S.	U.S. State
2012	$0.9	$–
2013	2.0	–
2014	8.8	–
2015	5.7	0.1
2016	6.5	0.6
Thereafter	171.5	143.4
No expirations	290.5	–
Total net operating loss carryforwards	$485.9	$144.1

We have recorded a deferred tax asset of $144.9 as of December 31, 2011, for the benefit of these net operating losses. Realization of this asset is dependent on generating sufficient taxable income prior to the expiration of the loss carryforwards. A related valuation allowance of $106.8 has been recorded as of December 31, 2011, as management believes that realization of certain net operating loss carryforwards is unlikely.

Pretax income of non-U.S operations was $395.5, $191.1 and $3.4 in 2011, 2010 and 2009, respectively. We have not provided U.S. income taxes and non-U.S. withholding taxes on $667.8 of unremitted earnings of non-U.S. subsidiaries that are considered to be reinvested indefinitely. Deferred taxes are provided on the earnings of non-U.S. subsidiaries that will likely be remitted to the U.S. As of December 31, 2011 and 2010, we have recorded a deferred tax liability of $22.0 and $23.6, respectively, related to non-U.S. earnings that we plan to remit.

As of December 31, 2011, we have gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $27.0. We have related tax benefits of $3.6, and the net amount of $23.4 would favorably affect the effective tax rate if recognized. We do not expect our unrecognized tax benefits to change significantly over the next 12 months.

As of December 31, 2010, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $26.4. We had related tax benefits of $4.3 for a net amount of $22.1. During 2010, the IRS audit of 2006 and 2007 was closed.

As of December 31, 2009, we had gross unrecognized tax benefits related to various tax jurisdictions, including interest and penalties, of $44.4. We had related tax benefits of $13.4 for a net amount of $31.0. During 2009, we recorded tax benefits related to various statute expirations for 2003 to 2007.

We recognize accrued interest and penalties related to unrecognized tax benefits in income tax expense. We accrued net interest and penalties of $0.6 and $0.4 during 2011 and 2009, respectively. In 2010, we had a net benefit of $1.3 due to a $1.8 benefit from statute expirations.

The following table summarizes the activity related to our unrecognized tax benefits during 2011, 2010 and 2009:

	2011	2010	2009
Gross unrecognized tax benefits, beginning of year	$25.0	$41.7	$49.3
Increases in prior year tax positions	0.9	3.0	6.5
Decreases in prior year tax positions	(1.5)	(2.0)	(1.4)
Increases for current year tax positions	2.5	–	1.7
Expiration of statute of limitations and audit settlements	(1.9)	(17.7)	(14.4)
Gross unrecognized tax benefits, end of year	$25.0	$25.0	$41.7
Potential interest and penalties	2.0	1.4	2.7
Balance, end of year	$27.0	$26.4	$44.4

We conduct business globally in 80 countries and territories. We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 and 2009 for our major operations in Germany, Italy, France, Japan, U.S. and United Kingdom. As of December 31, 2011, we are subject to tax audits in France, Belgium, Denmark, Austria, Italy, Spain, Norway and the United States. We believe that the resolution of these audits will not have a material impact on earnings.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill
06.
Goodwill

Changes in the carrying value of Goodwill by reportable segment and Corporate were as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas (1)	Europe(2)	Europe	APME	Management(3)	Corporate(3	),(4),(5)	Total(5)
Balance, January 1, 2010	$173.4	$21.1	$272.9	$58.9	$150.7	$282.1		$959.1
Goodwill acquired	290.6	13.2	–	0.2	3.8	–		307.8
Currency impact and other	1.5	(1.2)	(7.8)	5.8	0.5	–		(1.2)
Impairment charge	–	–	–	–	(94.4)	(217.2)		(311.6)
Balance, December 31, 2010	465.5	33.1	265.1	64.9	60.6	64.9		954.1
Goodwill acquired	–	26.8	–	13.0	–	–		39.8
Currency impact and other	(3.7)	(0.4)	(4.4)	(0.4)	(0.3)	–		(9.2)
Balance, December 31, 2011	$461.8	$59.5	$260.7	$77.5	$60.3	$64.9		$984.7

(1)	Balances related to United States were $160.3, $451.7 and $448.3 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
(2)
Balances related to France were $7.1, $15.8 and $42.1 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively. Balances related to Italy were $4.9, $4.6 and $5.4 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.

(3)
For further information on the goodwill impairment charges, see Note 1 to the Consolidated Financial Statements. The 2010 goodwill impairment charge for Right Management impacted both Corporate ($184.5) and Right Management ($94.4).

(4)
The majority of the Corporate balance as of December 31, 2011 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is now part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(5)
Balances were net of accumulated impairment loss of $201.8 as of January 1, 2010 and $513.4 as of both December 31, 2010 and December 31, 2011. The 2010 goodwill impairment charge for Jefferson Wells impacted only Corporate ($32.7).

Goodwill balances by reporting unit were as follows:

December 31	2011	2010
United States	$503.8	$507.2
Elan	123.8	123.2
Netherlands (Vitae)	79.3	81.9
Right Management	60.3	60.6
Other reporting units	217.5	181.2
Total goodwill	$984.7	$954.1

Debt	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Debt
07.
Debt

Information concerning Short-term borrowings was as follows:

December 31	2011	2010
Short-term borrowings	$42.4	$28.0
Weighted-average interest rates	11.9%	7.0%

We maintain separate bank credit lines with financial institutions to meet working capital needs of our subsidiary operations. As of December 31, 2011, such uncommitted credit lines totaled $399.2, of which $346.6 was unused. Due to limitations on subsidiary borrowings in our revolving credit agreement, additional subsidiary borrowings of $248.7 could be made under these facilities as of December 31, 2011.

A summary of Long-term debt was as follows:

December 31	2011	2010
Euro-denominated notes:
€300 due June 2012	$388.7	$401.2
€200 due June 2013	258.9	267.1
Other	10.2	1.7
	657.8	670.0
Less — current maturities	391.8	0.7
Long-term debt	$266.0	$669.3

EURO NOTES

Our €300.0 aggregate principal amount 4.50% notes are due June 1, 2012 (the “€300.0 Notes”). The €300.0 Notes were issued at a price of 99.518% to yield an effective interest rate of 4.58% . The discount of €1.4 ($1.8) is being amortized to interest expense over the term of the notes. Interest is payable annually on June 1.

Our €200.0 aggregate principal amount 4.75% notes are due June 14, 2013 (the “€200.0 Notes”). The €200.0 Notes were issued at a price of 99.349% to yield an effective interest rate of 4.862% . The discount of €1.3 ($1.6) is being amortized to interest expense over the term of the €200.0 Notes. Interest is payable annually on June 14.

The €300.0 Notes and €200.0 Notes are unsecured senior obligations and rank equally with all of our existing and future senior unsecured debt and other liabilities. We may redeem the €300.0 Notes or the €200.0 Notes, in whole but not in part, at our option at any time for a redemption price as defined in each agreement. These notes also contain certain customary non-financial restrictive covenants and events of default.

The €300.0 Notes, €200.0 Notes and other euro-denominated borrowings have been designated as a hedge of our net investment in subsidiaries with a euro functional currency. Since our net investment in these subsidiaries exceeds the respective amount of the designated borrowings, translation gains or losses related to these borrowings are included as a component of Accumulated other comprehensive income.

REVOLVING CREDIT AGREEMENT

On October 5, 2011, we entered into a new $800.0 million Five-Year Credit Agreement (the “Agreement”) with a syndicate of commercial banks. This Agreement replaces our previous $400.0 million revolving credit facility. The Agreement allows for borrowing in various currencies and up to $150.0 million may be used for the issuance of stand-by letters of credit. The Agreement terminates in October 2016. Outstanding letters of credit issued under the Agreement totaled $1.6 as of December 31, 2011. Additional borrowings of $798.4 were available to us under the Agreement as of December 31, 2011. As of December 31, 2010, we had letters of credit totaling $2.2 issued under our previous $400.0 million revolving credit agreement.

Under the Agreement, a credit ratings-based pricing grid determines the facility fee and the credit spread that we add to the applicable interbank borrowing rate on all borrowings. At our current credit rating, the annual facility fee is 22.5 bps paid on the entire $800.0 million revolving credit facility and the credit spread is 127.5 bps on any borrowings. Any downgrades from the credit agencies would unfavorably impact our facility fees and result in additional costs ranging from approximately $0.2 to $0.4 annually. We had no borrowings under this credit agreement as of December 31, 2011.

The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults. The material terms and conditions of the Agreement are substantially similar to the material terms and conditions of the prior credit facility.

As defined in the Agreement, we had a Debt-to-EBITDA ratio of 0.80 to 1 (compared to a maximum allowable ratio of 3.5 to 1) as of December 31, 2011 and a Fixed Charge Coverage ratio of 3.13 to 1 (compared to a minimum required ratio of 1.5 to 1) as of December 31, 2011.

DEBT MATURITIES

The maturities of Long-term debt payable within each of the four years subsequent to December 31, 2012 are as follows: 2013 — $261.5, 2014 —$1.5, 2015 — $1.0 and 2016 — $2.0.

Retirement And Deferred Compensation Plans	12 Months Ended
Dec. 31, 2011
Retirement And Deferred Compensation Plans [Abstract]
Retirement And Deferred Compensation Plans
08.
Retirement And Deferred Compensation Plans

DEFINED BENEFIT PLANS

We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$56.2	$51.7	$244.8	$225.6
Service cost	–	–	9.9	8.6
Interest cost	2.8	2.8	12.7	11.7
Curtailments	–	–	(1.9)	–
Transfers	–	–	(0.5)	(0.4)
Actuarial loss	3.1	5.7	9.4	11.8
Plan participant contributions	–	–	2.4	2.1
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.5)	(10.5)
Benefit obligation, end of year	$57.5	$56.2	$264.7	$244.8
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.4	$35.0	$226.1	$200.6
Actual return on plan assets	(0.4)	2.7	17.4	20.0
Curtailments	–	–	(1.1)	–
Transfers	–	–	(1.1)	–
Plan participant contributions	–	–	2.4	2.1
Company contributions	3.3	2.7	18.3	16.6
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.0)	(9.1)
Fair value of plan assets, end of year	$34.7	$36.4	$250.4	$226.1
Funded Status at End of Year
Funded status, end of year	$(22.8)	$(19.8)	$(14.3)	$(18.7)
Amounts Recognized
Noncurrent assets	$12.2	$14.3	$29.0	$23.7
Current liabilities	(2.8)	(2.6)	(0.2)	(0.4)
Noncurrent liabilities	(32.2)	(31.5)	(43.1)	(42.0)
Net amount recognized	$(22.8)	$(19.8)	$(14.3)	$(18.7)

Amounts recognized in Accumulated other comprehensive income, net of tax, consist of:

		U.S. Plans	Non-U.S. Plans
December 31	2011	2010	2011	2010
Net loss	$12.8	$9.3	$7.0	$2.4
Prior service cost	0.2	0.2	6.5	7.2
Total	$13.0	$9.5	$13.5	$9.6

The accumulated benefit obligation for our plans that have plan assets was $233.2 and $214.9 as of December 31, 2011 and 2010, respectively. The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:

December 31	2011	2010
Accumulated benefit obligation	$6.3	$5.8
Plan assets	6.2	5.7

The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Projected benefit obligation	$41.7	$173.7
Plan assets	35.8	163.8

In 2011, our largest plan saw an improvement in its funded status and its projected benefit obligation no longer exceeds its plan assets as of December 31, 2011. As a result, this significant plan was included in the amounts disclosed above for 2010 but not for 2011.

By their nature, certain of our plans do not have plan assets. The accumulated benefit obligation for these plans was $61.3 and $57.1 as of December 31, 2011 and 2010, respectively.

The components of the net periodic benefit cost and other amounts recognized in Other comprehensive loss (income) for all plans were as follows:

Year Ended December 31	2011	2010	2009
Service cost	$9.9	$8.6	$11.1
Interest cost	15.5	14.5	14.1
Expected return on assets	(15.2)	(13.4)	(12.6)
Curtailment and settlement	(1.0)	–	(4.3)
Net gain	(0.2)	(1.2)	(2.1)
Prior service cost	0.7	0.7	0.5
Net periodic benefit cost	9.7	9.2	6.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	11.6	8.5	(9.0)
Amortization of net gain	0.2	1.2	3.0
Amortization of prior service cost	(0.7)	(0.7)	(0.8)
Total recognized in other comprehensive loss (income)	11.1	9.0	(6.8)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$20.8	$18.2	$(0.1)

Effective July 1, 2011, we completed a voluntary transition of our Norwegian employees from defined pension plans to defined contribution plans, resulting in a curtailment and settlement gain of $1.0. Effective January 1, 2009, we terminated our defined benefit plan in Japan and replaced it with a defined contribution plan, resulting in a curtailment and settlement gain of $4.3.

The estimated net loss and prior service cost for the defined benefit pension plans that will be amortized from Accumulated other comprehensive income into net periodic benefit cost during 2012 are $1.0 and $0.7, respectively.

The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Discount rate	4.6%	5.1%	4.7%	5.1%
Rate of compensation increase	3.0%	4.0%	4.0%	4.3%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	U.S. Plans			Non-U.S. Plans
Year Ended December 31	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.7%	6.4%	5.1%	5.5%	5.7%
Expected long-term return on plan assets	7.0%	7.3%	7.3%	5.3%	5.5%	5.7%
Rate of compensation increase	4.0%	4.0%	4.0%	4.3%	4.5%	4.2%

We determine our assumption for the discount rate to be used for purposes of computing annual service and interest costs based on an index of high-quality corporate bond yields and matched-funding yield curve analysis as of the end of each fiscal year. Our overall expected long-term rate of return on U.S. plan assets is 7.0% .

Our overall expected long-term rate of return on our non-U.S. plans varies by country and ranges from 3.5% to 6.1%. For a majority of our plans, a building block approach has been employed to establish this return. Historical markets are studied and long-term historical relationships between equity securities and fixed income instruments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over time. Current market factors such as inflation and interest rates are evaluated before long-term capital market assumptions are determined. The long-term portfolio return is established with proper consideration of diversification and rebalancing. We also use guaranteed insurance contracts for four of our foreign plans. Peer data and historical returns are reviewed to check for reasonableness and appropriateness of our expected rate of return.

Projected salary levels utilized in the determination of the projected benefit obligation for the pension plans are based upon historical experience and the future expectations for each respective country.

Our plans’ investment policies are to optimize the long-term return on plan assets at an acceptable level of risk and to maintain careful control of the risk level within each asset class. Our long-term objective is to minimize plan expenses and contributions by outperforming plan liabilities. We have historically used a balanced portfolio strategy based primarily on a target allocation of equity securities and fixed-income instruments, which vary by location. These target allocations, which are similar to the 2011 allocations, are determined based on the favorable risk tolerance characteristics of the plan and, at times, may be adjusted within a specified range to advance our overall objective.

The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2011	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$–	$–	$1.5	$1.5	$–	$–
Equity securities:
U.S. companies	15.4	15.4	–	–	–	–	–	–
International companies	–	–	–	–	57.9	57.9	–	–
Fixed income securities:
Government bonds(2)	17.5	–	17.5	–	–	–	–	–
Corporate bonds	–	–	–	–	59.4	–	59.4	–
Guaranteed insurance contracts	–	–	–	–	38.4	–	38.4	–
Other types of investments:
Unitized funds(3)	–	–	–	–	87.9	87.9	–	–
Real estate funds	–	–	–	–	5.3	–	5.3	–
	$34.7	$17.2	$17.5	$–	$250.4	$147.3	$103.1	$–

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$2.5	$2.5	$–	$–	$4.2	$4.2	$–	$–
Equity securities:
U.S. companies	15.9	15.9	–	–	2.7	2.2	–	0.5
International companies	–	–	–	–	61.0	61.0	–	–
Fixed income securities:
Government bonds(2)	18.0	–	18.0	–	13.1	–	13.1	–
Corporate bonds	–	–	–	–	49.9	–	49.9	–
Guaranteed insurance contracts	–	–	–	–	8.8	–	8.8	–
Other types of investments:
Unitized funds(3)	–	–	–	–	75.7	75.7	–	–
Equity hedge funds	–	–	–	–	0.9	–	0.9	–
Real estate funds	–	–	–	–	9.8	–	4.8	5.0
	$36.4	$18.4	$18.0	$–	$226.1	$143.1	$77.5	$5.5

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

RETIREE HEALTH CARE PLAN

We provide medical and dental benefits to certain eligible retired employees in the U.S. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$25.5	$24.6
Service cost	0.1	0.1
Interest cost	1.3	1.4
Actuarial loss	3.3	1.1
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.1	–
Retiree drug subsidy reimbursement	0.1	0.2
Benefit obligation, end of year	$28.5	$25.5
Funded Status at End of Year
Funded status, end of year	$(28.5)	$(25.5)
Amounts Recognized
Current liabilities	$(1.6)	$(1.6)
Noncurrent liabilities	(26.9)	(23.9)
Net amount recognized	$(28.5)	$(25.5)

The amount recognized in Accumulated other comprehensive income, net of tax, consisted of a net loss of $0.7 in 2011 and a net gain of $1.5 in 2010.

The discount rate used in the measurement of the benefit obligation was 4.8% and 5.1% in 2011 and 2010, respectively. The discount rate used in the measurement of net periodic benefit cost was 5.3%, 5.7% and 6.4% in 2011, 2010 and 2009, respectively. The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.4	1.4
Net gain	–	(0.1)	(0.7)
Net periodic benefit cost	1.4	1.4	0.8
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.3	1.1	1.8
Amortization of net gain	–	0.1	0.7
Total recognized in other comprehensive loss	3.3	1.2	2.5
Total recognized in net periodic benefit cost and other comprehensive loss	$4.7	$2.6	$3.3

For the retiree health care plan, no amount is estimated to be amortized from Accumulated other comprehensive loss into net periodic benefit cost during 2012.

The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	3.7	(3.2)

FUTURE CONTRIBUTIONS AND PAYMENTS

During 2012, we plan to contribute $20.0 to our pension plans and to fund our retiree health care payments as incurred. Projected benefit payments from the plans as of December 31, 2011 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2012	$10.2	$1.4
2013	10.6	1.5
2014	11.3	1.5
2015	11.9	1.5
2016	12.6	1.6
2017–2021	76.8	8.2
Total projected benefit payments	$133.4	$15.7

DEFINED CONTRIBUTION PLANS

We have defined contribution plans covering substantially all permanent U.S. employees and various other employees throughout the world. Employees may elect to contribute a portion of their salary to the plans and we match a portion of their contributions up to a maximum percentage of the employee’s salary. In addition, profit sharing contributions are made if a targeted earnings level is reached. The total expense for our match and any profit sharing contributions was $24.6, $23.7 and $22.7 for the years ended December 31, 2011, 2010 and 2009, respectively. One of our U.S. deferred compensation plans had an asset and liability of $41.3 and $35.6 as of December 31, 2011 and 2010, respectively.

Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Income (Loss)
09.
Accumulated Other Comprehensive Income

The components of Accumulated other comprehensive income, net of tax, were as follows:

December 31	2011	2010	2009
Foreign currency translation	$54.3	$96.6	$111.0
Unrealized gain on investments	8.2	8.0	6.6
Defined benefit pension plans (Note 8)	(26.5)	(19.1)	(13.2)
Retiree health care plan (Note 8)	(0.7)	1.5	2.5
Accumulated other comprehensive income	$35.3	$87.0	$106.9

Leases	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Leases
10.
Leases

We lease property and equipment primarily under operating leases. Renewal options exist for substantially all leases. Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2011:

Year
2012	$201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	$744.3

Rental expense for all operating leases was $254.3, $248.8 and $250.8 for the years ended December 31, 2011, 2010 and 2009, respectively.

Interest and Other Expenses	12 Months Ended
Dec. 31, 2011
Interest and Other Expenses [Abstract]
Interest and Other Expenses
11.
Interest and Other Expenses

Interest and other expenses consisted of the following:

Year Ended December 31	2011	2010	2009
Interest expense	$42.8	$43.7	$61.7
Interest income	(7.3)	(6.2)	(11.7)
Foreign exchange losses	2.8	3.3	0.8
Miscellaneous expenses, net	6.0	2.4	3.5
Loss from sale of an equity investment	–	–	10.3
Interest and other expenses	$44.3	$43.2	$64.6

Included in interest expense for the year ended December 31, 2009 is $7.5, which was recorded as a result of our repayment of the borrowings outstanding under the previous Agreement and our termination of the interest rate swap agreements. Loss from sale of an equity investment in 2009 resulted as we sold an equity investment in Japan for cash proceeds of $13.3 in September 2009.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments

We are exposed to various risks relating to our ongoing business operations. The primary risks, which are managed through the use of derivative instruments, are foreign currency exchange rate risk and interest rate risk. In certain circumstances, we enter into foreign currency forward exchange contracts (“forward contracts”) to reduce the effects of fluctuating foreign currency exchange rates on our cash flows denominated in foreign currencies. Our exposure to market risk for changes in interest rates relates primarily to our Long-term debt obligations. We manage interest rate risk through the use of a combination of fixed and variable rate borrowings. In the past, we have also used interest rate swap agreements, however, we haven’t had any such agreements in 2011 or 2010. In accordance with the current accounting guidance for derivative instruments and hedging activities, we record all of our derivative instruments as either an asset or liability measured at their fair values.

FOREIGN CURRENCY EXCHANGE RATE RISK MANAGEMENT

The €300.0 ($388.7) Notes and the €200.0 ($258.9) Notes were designated as economic hedges of our net investment in our foreign subsidiaries with a euro functional currency as of December 31, 2011.

For derivatives designated as an economic hedge of the foreign currency exposure of a net investment in a foreign subsidiary, the gain or loss associated with foreign currency translation is recorded as a component of Accumulated other comprehensive income, net of taxes. As of December 31, 2011, we had a $43.2 unrealized loss included in Accumulated other comprehensive income, net of taxes, as the net investment hedge was deemed effective.

Our forward contracts are not designated as hedges. Consequently, any gain or loss resulting from the change in fair value is recognized in the current period earnings. These gains or losses are offset by the exposure related to receivables and payables with our foreign subsidiaries and to interest due on our euro-denominated notes, which is paid annually in June. We recorded a loss of $0.1 associated with our forward contracts in Interest and other expenses for the year ended December 31, 2011, in addition to the losses recorded for the items noted above.

The fair value measurements of these items recorded in our Consolidated Balance Sheets as of December 31, 2011 and 2010 are disclosed in Note 1 to the Consolidated Financial Statements.

Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
13.
Contingencies

LITIGATION

In the normal course of business, the Company is named as defendant in various legal proceedings in which claims are asserted against the Company. We record reserves for loss contingencies based on the circumstances of each claim, when it is probable that a loss has been incurred as of the balance sheet date and can be reasonably estimated. Although the outcome of litigation cannot be predicted with certainty, we believe the ultimate resolution of these legal proceedings will not have a material adverse effect on our business or financial condition.

In February 2009, the French Competition Council rendered its decision and levied a fine of €42.0 ($55.9) related to the competition investigation that began in November 2004, conducted by France’s Direction Generale de la concurrence, de la Consommation et de la Repression des Fraudes (“DGCCRF”), a body of the French Finance Minister that investigates frauds and competition violations. We had accrued for this fine as of December 31, 2008, paid this fine in April 2009 and appealed the Competition Council’s decision. In January 2010, we received notification that our appeal was denied and in March 2010, we again appealed the Competition Council’s decision to the Cour de Cassation. In March 2011, the Cour de Cassation, France’s highest court of appeal, confirmed the decision.

GUARANTEES

We have entered into certain guarantee contracts and stand-by letters of credit that total $174.0 ($135.4 for guarantees and $38.6 for stand-by letters of credit) as of December 31, 2011. The guarantees primarily relate to operating leases and indebtedness. The stand-by letters of credit relate to insurance requirements and debt facilities. If certain conditions were met under these arrangements, we would be required to satisfy our obligation in cash. Due to the nature of these arrangements and our historical experience, we do not expect to make any significant payments under these arrangements.

Segment Data	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment Data
14.
Segment Data

Effective January 1, 2011, we created a new organizational structure in Europe in order to elevate our service quality throughout Europe, the Middle East and Africa. Other Southern Europe and Northern Europe, previously reported in Other EMEA, are now separate reportable segments. France, Italy and Other Southern Europe are aggregated into our Southern Europe reportable segment. All previously reported results have been restated to conform to the current year presentation. Additionally, we changed the name of our Asia Pacific reportable segment to Asia Pacific Middle East (“APME”); the results of this reportable segment have not been restated as only the name has changed.

We are organized and managed primarily on a geographic basis, with the exception of Right Management, which is operated as a separate global business unit. Each country and business unit primarily has its own distinct operations, is managed locally by its own management team and maintains its own financial reports. Each operation reports directly or indirectly through a regional manager, to a member of executive management. Given this reporting structure, all of our operations have been segregated into the following reporting segments: Americas, which includes United States and Other Americas; Southern Europe, which includes France, Italy and Other Southern Europe; Northern Europe; APME; and Right Management.

The Americas, Southern Europe, Northern Europe and APME segments derive a significant majority of their revenues from the placement of contingent workers. The remaining revenues within these segments are derived from other workforce solutions and services, including recruitment and assessment, training and development, and ManpowerGroup Solutions. ManpowerGroup Solutions includes Talent Based Outsourcing (TBO), Managed Services Provider (MSP), Recruitment Process Outsourcing (RPO), Borderless Talent Solutions (BTS) and Strategic Workforce Consulting (SWC). The Right Management segment revenues are derived from career management and workforce consulting services. Segment revenues represent sales to external clients. Due to the nature of our business, we generally do not have export sales. We provide services to a wide variety of clients, none of which individually comprise a significant portion of revenues for us as a whole.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. We evaluate performance based on Operating unit profit, which is equal to segment revenues less direct costs and branch and national headquarters operating costs. This profit measure does not include goodwill and intangible asset impairment charges or amortization of Intangible assets related to acquisitions, interest and other income and expense amounts or income taxes.

Total assets for the segments are reported after the elimination of investments in subsidiaries and intercompany accounts.

Year Ended December 31	2011	2010	2009
Revenues from Services(a)
Americas:
United States(b)	$3,137.3	$2,783.4	$1,786.0
Other Americas	1,512.1	1,265.5	967.3
	4,649.4	4,048.9	2,753.3
Southern Europe:
France	6,179.1	5,208.6	4,675.5
Italy	1,255.8	1,044.2	950.8
Other Southern Europe	776.9	698.9	590.9
	8,211.8	6,951.7	6,217.2
Northern Europe	6,159.4	5,344.1	4,780.8
APME	2,661.7	2,147.2	1,728.0
Right Management	323.7	374.6	559.4
	$22,006.0	$18,866.5	$16,038.7
Operating Unit Profit (Loss)
Americas:
United States	$94.1	$42.8	$(41.4)
Other Americas	47.8	36.5	20.1
	141.9	79.3	(21.3)
Southern Europe:
France	85.2	47.1	20.8
Italy	74.1	47.5	27.9
Other Southern Europe	10.8	7.2	(6.1)
	170.1	101.8	42.6
Northern Europe	212.6	150.2	40.8
APME	78.8	47.2	26.5
Right Management	(1.4)	3.5	113.4
	602.0	382.0	202.0
Corporate expenses	(123.1)	(101.2)	(77.4)
Goodwill and intangible asset impairment charges	–	(428.8)	(61.0)
Intangible asset amortization expense(c)	(38.9)	(39.3)	(21.9)
Reclassification of French business tax(d)	84.2	65.3	–
Interest and other expenses	(44.3)	(43.2)	(64.6)
Earnings (loss) before income taxes	$479.9	$(165.2)	$(22.9)

(a)	Further breakdown of Revenues from services by geographical region is as follows:

Revenues from Services	2011	2010	2009
United States	$3,254.6	$2,940.1	$2,059.4
France	6,201.9	5,240.7	4,710.3
Italy	1,277.1	1,065.0	967.8
United Kingdom	1,880.4	1,822.2	1,738.0
Total Foreign	18,751.4	15,926.4	13,979.3

(b)	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
(c)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
(d)
The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.

Year Ended December 31	2011	2010	2009
Depreciation and Amortization Expense
Americas:
United States	$13.5	$15.4	$12.6
Other Americas	4.0	3.7	3.7
	17.5	19.1	16.3
Southern Europe:
France	12.4	12.6	15.3
Italy	3.3	3.8	4.4
Other Southern Europe	2.7	2.9	3.4
	18.4	19.3	23.1
Northern Europe	17.0	18.3	21.2
APME	5.1	4.6	5.6
Right Management	5.9	7.3	9.1
Corporate	1.6	2.2	–
Amortization of intangible assets(a)	38.9	39.3	21.9
	$104.4	$110.1	$97.2
Earnings from Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	(0.4)	(0.6)	(0.9)
Italy	–	–	–
Other Southern Europe	–	–	–
	(0.4)	(0.6)	(0.9)
Northern Europe	4.3	5.2	3.3
APME	–	–	0.6
Right Management	–	–	–
	$3.9	$4.6	$3.0

(a)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Year Ended December 31	2011	2010	2009
Total Assets
Americas:
United States	$1,429.9	$1,361.4	$630.7
Other Americas	291.8	257.6	218.9
	1,721.7	1,619.0	849.6
Southern Europe:
France	1,822.7	1,826.0	2,220.1
Italy	301.3	271.3	239.7
Other Southern Europe	170.3	170.6	162.7
	2,294.3	2,267.9	2,622.5
Northern Europe	1,714.3	1,682.2	1,398.0
APME	472.4	395.1	314.4
Right Management	75.7	86.1	228.7
Corporate(a)	621.3	679.4	800.6
	$6,899.7	$6,729.7	$6,213.8
Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	0.1	0.4	1.1
Italy	–	–	–
Other Southern Europe	–	–	–
	0.1	0.4	1.1
Northern Europe	75.0	70.5	64.0
APME	0.8	0.7	0.4
Right Management	–	–	–
	$75.9	$71.6	$65.5

(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Year Ended December 31	2011	2010	2009
Long-Lived Assets(a)
Americas:
United States	$35.5	$39.7	$37.3
Other Americas	10.5	9.7	9.1
	46.0	49.4	46.4
Southern Europe:
France	46.0	43.2	42.1
Italy	7.9	7.7	8.6
Other Southern Europe	8.5	8.9	10.4
	62.4	59.8	61.1
Northern Europe	43.3	45.3	52.2
APME	23.3	17.8	13.9
Right Management	11.4	15.9	21.4
Corporate	2.5	4.0	6.0
	$188.9	$192.2	$201.0
Additions to Long-Lived Assets
Americas:
United States	$10.0	$6.4	$3.5
Other Americas	5.5	3.7	2.2
	15.5	10.1	5.7
Southern Europe:
France	16.4	18.8	5.7
Italy	3.7	3.6	1.6
Other Southern Europe	3.1	2.0	1.8
	23.2	24.4	9.1
Northern Europe	18.4	13.7	10.8
APME	5.5	7.2	2.2
Right Management	2.3	2.9	6.3
Corporate	–	0.2	1.0
	$64.9	$58.5	$35.1

(a)	Further breakdown of Long-lived assets by geographical region was as follows:

Long-Lived Assets	2011	2010	2009
United States	$41.1	$48.2	$50.8
France	48.1	45.8	45.1
Italy	8.1	8.1	9.3
United Kingdom	12.9	15.3	16.7
Total Foreign	147.8	144.0	150.2

Quarterly Data (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Data (Unaudited) [Abstract]
Quarterly Data (Unaudited)
15.
Quarterly Data (Unaudited)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(a)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(b)	0.43	0.87	0.97	0.78	3.04
Dividends per share	–	0.40	–	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63
Year Ended December 31, 2010
Revenues from services	$4,099.3	$4,585.6	$4,972.0	$5,209.6	$18,866.5
Gross profit	701.5	797.0	841.2	905.7	3,245.4
Operating profit (loss)(c)	32.6	79.1	108.9	(342.6)	(122.0)
Net earnings (loss)	2.8	32.7	51.3	(350.4)	(263.6)
Net earnings (loss) per share — basic	$0.04	$0.40	$0.63	$(4.29)	$(3.26)
Net earnings (loss) per share — diluted(d)	0.04	0.40	0.62	(4.29)	(3.26)
Dividends per share	–	0.37	–	0.37	0.74
Market price:
High	$59.92	$62.18	$52.20	$65.14
Low	50.63	40.58	42.50	50.39

(a)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
(b)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.
(c)	Included a $428.8 impairment charge recorded in the fourth quarter, and reorganization charges of $1.3, $1.2, $5.6 and $28.0 recorded in the first, second, third and fourth quarters, respectively.
(d)
The fourth quarter includes ($4.70) per share related to the impairment charge, Also included in the results are reorganization costs of ($0.01) per diluted share in the first and second quarters, ($0.05) per diluted share in the third quarter and ($0.23) per diluted share in the fourth quarter.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
USE OF ESTIMATES
USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires us to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ from these estimates.

BASIS OF CONSOLIDATION
BASIS OF CONSOLIDATION

The consolidated financial statements include our operating results and the operating results of all of our subsidiaries. For subsidiaries in which we have an ownership interest of 50% or less, but more than 20%, the consolidated financial statements reflect our ownership share of those earnings using the equity method of accounting. These investments, as well as certain other relationships, are also evaluated for consolidation under the accounting guidance on consolidation of variable interest entities. These investments were $75.9 and $71.6 as of December 31, 2011 and 2010, respectively, and are included in Other assets in the Consolidated Balance Sheets. Included in Shareholders’ equity as of December 31, 2011 and 2010 are $64.7 and $60.8, respectively, of unremitted earnings from investments accounted for using the equity method. All significant intercompany accounts and transactions have been eliminated in consolidation.

REVENUES AND RECEIVABLES
REVENUES AND RECEIVABLES

We generate revenues from sales of services by our company-owned branch operations and from fees earned on sales of services by our franchise operations. Revenues are recognized as services are performed. The majority of our revenues are generated by our recruitment business, where billings are generally negotiated and invoiced on a per-hour basis. Accordingly, as contingent workers are placed, we record revenues based on the hours worked. Permanent recruitment revenues are recorded as placements are made. Provisions for sales allowances, based on historical experience, are recognized at the time the related sale is recognized.

Our franchise agreements generally state that franchise fees are calculated based on a percentage of revenues. We record franchise fee revenues monthly based on the amounts due under the franchise agreements for that month. Franchise fees, which are included in Revenues from services, were $25.2, $23.6 and $22.3 for the years ended December 31, 2011, 2010 and 2009, respectively.

In our outplacement business, we recognize revenues from individual programs over the estimated period in which services are rendered to candidates. For large projects within the outplacement business, we recognize revenues ratably over the period in which the services are provided. In our consulting business, revenues are recognized upon the performance of the service under the consulting service contract. For performance-based contracts, we defer recognizing revenues until the performance criteria has been met.

The amounts billed for outplacement, consulting services and performance-based contracts in excess of the amount recognized as revenues are recorded as Deferred revenue and included in Accrued liabilities for the current portion and Other long-term liabilities for the long-term portion in our Consolidated Balance Sheets. As of December 31, 2011 and 2010, the current portion of Deferred revenue was $54.3 and $53.8, respectively, and the long-term portion of Deferred revenue was $28.6 and $29.8, respectively.

We record revenues from sales of services and the related direct costs in accordance with the accounting guidance on reporting revenue gross as a principal versus net as an agent. In situations where we act as a principal in the transaction, we report gross revenues and cost of services. When we act as an agent, we report the revenues on a net basis. Amounts billed to clients for out-of-pocket or other cost reimbursements are included in Revenues from services, and the related costs are included in Cost of services.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

We have an Allowance for doubtful accounts recorded as an estimate of the Accounts receivable balance that may not be collected. This allowance is calculated on an entity-by-entity basis with consideration for historical write-off experience, the current aging of receivables and a specific review for potential bad debts. Items that affect this balance mainly include bad debt expense and the write-off of accounts receivable balances.

Bad debt expense is recorded as Selling and administrative expenses in our Consolidated Statements of Operations and was $25.9, $28.9 and $27.8 in 2011, 2010 and 2009, respectively. Factors that would cause this provision to increase primarily relate to increased bankruptcies by our clients and other difficulties collecting amounts billed. On the other hand, an improved write-off experience and aging of receivables would result in a decrease to the provision. Write-offs were $25.0, $33.5 and $39.0 for 2011, 2010 and 2009, respectively.

ADVERTISING COSTS	ADVERTISING COSTS We expense production costs of advertising as they are incurred. Advertising expenses were $34.0, $29.2 and $29.4 in 2011, 2010 and 2009, respectively.
REORGANIZATION COSTS
REORGANIZATION COSTS

We recorded net reorganization costs of $23.1, $36.1 and $33.5 in 2011, 2010 and 2009, respectively, in Selling and administrative expenses, primarily related to severances and office closures and consolidations in multiple countries. These expenses are net of reversals of previous accruals resulting mainly from larger-than-estimated cost savings from subleasing and lease buyouts as well as lower-than expected severance costs. During 2011, we made payments of $27.9 out of our reorganization reserve. We expect a majority of the remaining $29.4 reserve will be paid or utilized in 2012. Changes in the reorganization liability balances for each reportable segment and Corporate are as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2010	$4.1	$5.7	$9.5	$1.5	$0.4	$–	$21.2
Severance costs, net	3.8	0.3	3.2	0.7	10.8	1.2	20.0
Office closure costs, net	3.8	3.7	–	–	8.6	–	16.1
Costs paid or utilized	(4.3)	(4.1)	(7.7)	(1.5)	(5.4)	(0.1)	(23.1)
Balance, December 31, 2010	7.4	5.6	5.0	0.7	14.4	1.1	34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	–	12.3
Office closure costs, net	0.3	0.4	7.7	–	2.4	–	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	–	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	$4.0	$4.2	$11.8	$1.2	$8.2	$–	$29.4

(1)
Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $5.7, leaving a $3.3 liability as of December 31, 2011.

(2)
2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.

INCOME TAXES
INCOME TAXES

We account for income taxes in accordance with the accounting guidance on income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax basis, and net operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. We record a valuation allowance against deferred tax assets for which utilization of the asset is not likely.

FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Assets
Available-for-sale securities	$0.4	$0.4	$–	$–	$0.4	$0.4	$–	$–
Foreign currency forward contracts	–	–	–	–	0.1	–	0.1	–
Deferred compensation plan assets	45.2	45.2	–	–	40.3	40.3	–	–
	$45.6	$45.6	$–	$–	$40.8	$40.7	$0.1	$–
Liabilities
Foreign currency forward contracts	$0.3	$–	$0.3	$–	$–	$–	$–	$–
	$0.3	$–	$0.3	$–	$–	$–	$–	$–

We determine the fair value of our available-for-sale securities and deferred compensation plan assets, comprised of publicly traded securities, by using market quotes as of the last day of the period. The fair value of the interest rate swaps and foreign currency forward contracts are measured at the value from either directly or indirectly observable third parties.

The carrying values of Cash and cash equivalents, Accounts receivable, Accounts payable, and Other current assets and liabilities approximate their fair values because of the short-term nature of these instruments. The carrying value of Long-term debt approximates fair value, except for the euro-denominated notes. The fair value of the euro-denominated notes, as determined by the quoted market prices, was $654.9 and $686.3 as of December 31, 2011 and 2010, respectively, compared to a carrying value of $647.6 and $668.3, respectively.

We also measured certain non-financial assets on a non-recurring basis, including Goodwill and tradenames, for which we recognized impairment charges in 2010 and were summarized as follows:

	Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31, 2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total Losses
Goodwill	$954.1	$–	$–	$954.1	$(311.6)
Tradenames	55.3	–	–	55.3	(117.2)
					$(428.8)

In 2010, Goodwill and tradenames with a carrying amount of $1,438.2 were written down to their fair value of $1,009.4, resulting in an impairment charge of $428.8.

GOODWILL AND OTHER INTANGIBLE ASSETS
GOODWILL AND OTHER INTANGIBLE ASSETS

We have Goodwill, amortizable Intangible assets and Intangible assets that do not require amortization, as follows:

	2011			2010
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill	$984.7	$–	$984.7	$954.1	$–	$954.1
Intangible Assets:
Amortizable:
Technology	$19.6	$19.6	$–	$19.6	$19.6	$–
Franchise Agreements	18.0	14.3	3.7	18.0	12.5	5.5
Customer Relationships	328.0	130.1	197.9	309.4	94.3	215.1
Other	13.5	12.1	1.4	14.0	11.7	2.3
	379.1	176.1	203.0	361.0	138.1	222.9
Non-Amortizable:
Tradenames(1)	54.0	–	54.0	55.3	–	55.3
Reacquired Franchise Rights	97.9	–	97.9	98.0	–	98.0
	151.9	–	151.9	153.3	–	153.3
Total Intangible Assets	$531.0	$176.1	$354.9	$514.3	$138.1	$376.2

(1)   Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.

Amortization expense related to intangibles was $38.9, $39.3 and $21.9 in 2011, 2010 and 2009, respectively. Amortization expense expected in each of the next five years related to acquisitions completed as of December 31, 2011 is as follows: 2012 — $35.8, 2013 — $31.0, 2014 — $26.1, 2015 — $22.3 and 2016 — $19.3. The weighted-average useful lives of the technology, franchise agreements, customer relationships and other are 5, 10, 14 and 3 years, respectively. The tradenames have been assigned an indefinite life based on our expectation of renewing the tradenames, as required, without material modifications and at a minimal cost, and our expectation of positive cash flows beyond the foreseeable future. The reacquired franchise rights result from our franchise acquisitions in the U.S. completed prior to 2009.

In accordance with the accounting guidance on goodwill and other intangible assets, we perform an annual impairment test of goodwill at our reporting unit level and indefinite-lived intangible assets at our unit of account level during the third quarter, or more frequently if events or circumstances change that would more likely than not reduce the fair value of our reporting units below their carrying value.

We performed our annual impairment test of our Goodwill and indefinite-lived intangible assets during the third quarter of 2011, and there was no impairment of our Goodwill or indefinite-lived intangible as a result of our annual test.

The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management’s forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management’s internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit’s fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management’s assumptions generally provide greater insight into the reporting unit’s fair value.

Significant assumptions used in our goodwill impairment tests during 2011, 2010 and 2009 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 12.3% to 20.0% for 2011, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance.

If the reporting unit’s fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a “hypothetical” calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.

Under the current accounting guidance, we are also required to test our indefinite-lived intangible assets for impairment by comparing the fair value of the intangible asset with its carrying value. If the intangible asset’s fair value is less than its carrying value, an impairment loss is recognized for the difference.

In the fourth quarter of 2010, two of our reporting units, Right Management and Jefferson Wells, each experienced strong indicators of impairment due to continued deterioration in market conditions for both reporting units as they experienced further than anticipated profitability declines in the fourth quarter, which led us to adjust our long-term outlooks for each reporting unit. As a result, we performed an impairment test of our Goodwill and indefinite-lived intangible assets during the fourth quarter of 2010, which resulted in a non-cash impairment charge of $311.6 ($311.6 after-tax) for Goodwill associated with Right Management and Jefferson Wells. In addition, we incurred a non-cash impairment charge of $117.2 ($72.7 after-tax) for the tradenames associated with these two reporting units.

For Right Management, our anticipated revenues and income as of the fourth quarter of 2010 decreased to a level which required us to adjust the size premium included in our discount rate. In addition, the beta used to calculate the discount rate changed slightly due to a change in the mix of our comparable companies as one of the companies utilized in our annual testing had been acquired during the fourth quarter. These changes resulted in a 3% increase in the discount rate, to 13%, being utilized in our fourth quarter 2010 impairment testing for Right Management. For Jefferson Wells, our discount rate was relatively flat in our fourth quarter 2010 impairment testing, at 12.5%, as compared to 12.4% utilized in our annual testing performed in 2010.

During the fourth quarter of 2010, we also performed an impairment test of our long-lived tangible and intangible assets for Right Management at the asset group level and determined that the undiscounted cash flows were in excess of the carrying value. As such, no impairment of these assets was recognized. We did not perform an interim impairment test on any of our other reporting units with goodwill and indefinite-lived intangible assets in the fourth quarter of 2010 as we noted no significant indicators of impairment as of December 31, 2010.

In the third quarter of 2009, we performed our annual impairment test of our Goodwill and indefinite-lived intangible assets, which resulted in non-cash impairment charges of $61.0 for goodwill associated with our Jefferson Wells reporting unit. The impairment was due in part to continued deterioration in market conditions, which had resulted in Jefferson Wells experiencing significant revenue declines during 2009. The discount rate was also impacted unfavorably by a 1% increase to our equity risk premium as a result of the market conditions and economic uncertainty at that time.

MARKETABLE SECURITIES
MARKETABLE SECURITIES

We account for our marketable security investments under the accounting guidance on certain investments in debt and equity securities, and have determined that all such investments are classified as available-for-sale. Accordingly, unrealized gains and unrealized losses that are determined to be temporary, net of related income taxes, are included in Accumulated other comprehensive income, which is a separate component of Shareholders’ equity. Realized gains and losses, and unrealized losses determined to be other-than-temporary, are recorded in our Consolidated Statements of Operations. No realized gains or losses were recorded in 2011, 2010 or 2009. Our available-for-sale investments had a market value of $0.4, an adjusted cost basis of $0.1, and no unrealized losses as of either December 31, 2011 or 2010.

We hold a 49% interest in our Swiss franchise, which maintained an investment portfolio with a market value of $175.8 and $173.1 as of December 31, 2011 and 2010, respectively. This portfolio is comprised of a wide variety of European and U.S. debt and equity securities as well as various professionally-managed funds, all of which are classified as available-for-sale. Our share of net realized gains and losses, and declines in value determined to be other-than-temporary, are included in our Consolidated Statements of Operations. For the years ended December 31, 2011, 2010 and 2009, realized gains totaled $0.1, $0.5 and $2.4, respectively, and realized losses totaled $0.3, $0.2 and $1.2, respectively. Our share of net unrealized gains and unrealized losses that are determined to be temporary related to these investments are included in Accumulated other comprehensive income, with the offsetting amount increasing or decreasing our investment in the franchise.

CAPITALIZED SOFTWARE FOR INTERNAL USE
CAPITALIZED SOFTWARE FOR INTERNAL USE

We capitalize purchased software as well as internally developed software. Internal software development costs are capitalized from the time the internal use software is considered probable of completion until the software is ready for use. Business analysis, system evaluation, selection and software maintenance costs are expensed as incurred. Capitalized software costs are amortized using the straight-line method over the estimated useful life of the software which ranges from 2 to 7 years. The net capitalized software balance of $14.4 and $21.8 as of December 31, 2011 and 2010, respectively, is included in Other assets in the Consolidated Balance Sheets. Amortization expense related to the capitalized software costs was $7.8, $11.6 and $10.7 for 2011, 2010 and 2009, respectively.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

A summary of Property and equipment as of December 31 is as follows:

	2011	2010
Land	$7.3	$7.1
Buildings	21.5	19.5
Furniture, fixtures, and autos	194.9	197.0
Computer equipment	164.4	168.0
Leasehold improvements	297.5	297.2
Property and equipment	$685.6	$688.8

Property and equipment are stated at cost and are depreciated using primarily the straight-line method over the following estimated useful lives: buildings — up to 40 years; furniture and equipment — 2 to 16 years; leasehold improvements —lesser of life of asset or expected lease term. Expenditures for renewals and betterments are capitalized whereas expenditures for repairs and maintenance are charged to income as incurred. Upon sale or disposition of property and equipment, the difference between the unamortized cost and the proceeds is recorded as either a gain or a loss and is included in our Consolidated Statements of Operations. Long-lived assets are evaluated for impairment in accordance with the provisions of the accounting guidance on the impairment or disposal of long-lived assets.

DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

We account for our derivative instruments in accordance with the accounting guidance on derivative instruments and hedging activities. Derivative instruments are recorded on the balance sheet as either an asset or liability measured at their fair value. If the derivative is designated as a fair value hedge, the changes in the fair value of the derivative and of the hedged item attributable to the hedged risk are recognized in earnings. If the derivative is designated as a cash flow hedge, the effective portions of the changes in the fair value of the derivative are recorded as a component of Accumulated other comprehensive income and recognized in the Consolidated Statements of Operations when the hedged item affects earnings. The ineffective portions of the changes in the fair value of cash flow hedges are recognized in earnings.

FOREIGN CURRENCY TRANSLATION
FOREIGN CURRENCY TRANSLATION

The financial statements of our non-U.S. subsidiaries have been translated in accordance with the accounting guidance on foreign currency translation. Under the accounting guidance, asset and liability accounts are translated at the current exchange rate and income statement items are translated at the weighted-average exchange rate for the year. The resulting translation adjustments are recorded as a component of Accumulated other comprehensive income, which is included in Shareholders’ equity.

Certain foreign-currency-denominated borrowings are accounted for as a hedge of our net investment in our subsidiaries with the related functional currencies. Since our net investment in these subsidiaries exceeds the amount of the related borrowings, all translation gains or losses related to these borrowings are included as a component of Accumulated other comprehensive income.

SHAREHOLDERS' EQUITY
SHAREHOLDERS’ EQUITY

In November 2011, the Board of Directors authorized the repurchase of an additional 3.0 million shares of our common stock. This authorization was in addition to the 2010 authorization to repurchase 3.0 million shares of our common stock and the 2007 authorization to repurchase 5.0 million shares of our common stock, not to exceed a total purchase price of $400.0. Share repurchases may be made from time to time through a variety of methods, including open market purchases, block transactions, privately negotiated transactions, accelerated share repurchase programs, forward repurchase agreements or similar facilities. In 2011, we repurchased a total of 2.6 million shares, composed of 0.2 million shares under the 2007 authorization and 2.4million shares under the 2010 authorization, at a total cost of $104.5. In 2010, we repurchased 0.9 million shares of common stock at a total cost of $34.8 under the 2007 authorization. No shares were repurchased in 2009. As of December 31, 2011, there were no shares remaining under the 2007 authorization. Under the 2011 and 2010 authorizations, there were 3.0 million shares and 0.6 million shares, respectively, remaining authorized for repurchase as of December 31, 2011.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents.
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS We have evaluated events and transactions occurring after the balance sheet date through our filing date and noted no events that are subject to recognition or disclosure.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Changes in reorganization costs by segment
Changes in the reorganization liability balances for each reportable segment and Corporate are as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas(1)	Europe(2)	Europe	APME	Management	Corporate	Total
Balance, January 1, 2010	$4.1	$5.7	$9.5	$1.5	$0.4	$–	$21.2
Severance costs, net	3.8	0.3	3.2	0.7	10.8	1.2	20.0
Office closure costs, net	3.8	3.7	–	–	8.6	–	16.1
Costs paid or utilized	(4.3)	(4.1)	(7.7)	(1.5)	(5.4)	(0.1)	(23.1)
Balance, December 31, 2010	7.4	5.6	5.0	0.7	14.4	1.1	34.2
Severance costs, net	2.1	1.1	5.5	0.5	3.1	–	12.3
Office closure costs, net	0.3	0.4	7.7	–	2.4	–	10.8
Costs paid or utilized	(5.8)	(2.9)	(6.4)	–	(11.7)	(1.1)	(27.9)
Balance, December 31, 2011	$4.0	$4.2	$11.8	$1.2	$8.2	$–	$29.4

(1)
Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $5.7, leaving a $3.3 liability as of December 31, 2011.

(2)
2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.

Fair value of assets and liabilities measured on a recurring basis
The assets and liabilities measured and recorded at fair value on a recurring basis were as follows:

	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Assets
Available-for-sale securities	$0.4	$0.4	$–	$–	$0.4	$0.4	$–	$–
Foreign currency forward contracts	–	–	–	–	0.1	–	0.1	–
Deferred compensation plan assets	45.2	45.2	–	–	40.3	40.3	–	–
	$45.6	$45.6	$–	$–	$40.8	$40.7	$0.1	$–
Liabilities
Foreign currency forward contracts	$0.3	$–	$0.3	$–	$–	$–	$–	$–
	$0.3	$–	$0.3	$–	$–	$–	$–	$–

Fair value of assets measured on a non-recurring basis
We also measured certain non-financial assets on a non-recurring basis, including Goodwill and tradenames, for which we recognized impairment charges in 2010 and were summarized as follows:

	Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical	Observable	Unobservable
	December 31, 2010	Assets (Level 1)	Inputs (Level 2)	Inputs (Level 3)	Total Losses
Goodwill	$954.1	$–	$–	$954.1	$(311.6)
Tradenames	55.3	–	–	55.3	(117.2)
					$(428.8)

Goodwill and intangible assets
We have Goodwill, amortizable Intangible assets and Intangible assets that do not require amortization, as follows:

	2011			2010
		Accumulated			Accumulated
December 31	Gross	Amortization	Net	Gross	Amortization	Net
Goodwill	$984.7	$–	$984.7	$954.1	$–	$954.1
Intangible Assets:
Amortizable:
Technology	$19.6	$19.6	$–	$19.6	$19.6	$–
Franchise Agreements	18.0	14.3	3.7	18.0	12.5	5.5
Customer Relationships	328.0	130.1	197.9	309.4	94.3	215.1
Other	13.5	12.1	1.4	14.0	11.7	2.3
	379.1	176.1	203.0	361.0	138.1	222.9
Non-Amortizable:
Tradenames(1)	54.0	–	54.0	55.3	–	55.3
Reacquired Franchise Rights	97.9	–	97.9	98.0	–	98.0
	151.9	–	151.9	153.3	–	153.3
Total Intangible Assets	$531.0	$176.1	$354.9	$514.3	$138.1	$376.2

(1)   Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.

Property and equipment
PROPERTY AND EQUIPMENT

A summary of Property and equipment as of December 31 is as follows:

	2011	2010
Land	$7.3	$7.1
Buildings	21.5	19.5
Furniture, fixtures, and autos	194.9	197.0
Computer equipment	164.4	168.0
Leasehold improvements	297.5	297.2
Property and equipment	$685.6	$688.8

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2011
Acquisitions [Abstract]
COMSYS Acquisition, Fair Value of Assets Acquired and Liabilities Assumed
The following table summarizes the fair value of the assets acquired and liabilities assumed as of the acquisition date of April 5, 2010:

Cash and cash equivalents	$ 0.9
Accounts receivable, net	207.0
Prepaid expenses and other assets	2.1
Total current assets	210.0

Goodwill	281.6
Intangible assets	127.1
Other assets	50.5
Property and equipment	5.2
Total assets	$ 674.4

Accounts payable	$ 135.9
Employee compensation payable	40.8
Accrued liabilities	14.3
Total current liabilities	191.0

Other long-term liabilities	56.4
Total liabilities assumed	247.4
Net assets acquired	$ 427.0

COMSYS Acquisition, Pro Forma Information
The following unaudited pro forma information reflects the results of ManpowerGroup’s operations for the years ended December 31, 2010 and 2009 as if the COMSYS acquisition had been completed at the beginning of the respective period. Pro forma adjustments have been made to illustrate the incremental impact on earnings of amortization expense related to the acquired intangible assets, lost interest income that would have been earned on the cash proceeds used to acquire COMSYS and the tax impact of these respective items.

	2010	2009
Revenues from services
Pro forma	$19,036.1	$16,688.0
As reported	$18,866.5	$16,038.7

Net (loss) earnings
Pro forma	$(269.9)	$(27.9)
As reported	$(263.6)	$(9.2)

Net (loss) earnings per share — diluted
Pro forma	$(3.30)	$(0.34)
As reported	$(3.26)	$(0.12)

Share-Based Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Share-Based Compensation Plans [Abstract]
Stock option activity
A summary of stock option activity is as follows:
			Wtd. Avg.
		Wtd. Avg.	Remaining	Aggregate
		Exercise Price	Contractual Term	Intrinsic Value
	Shares (000)	Per Share	(years)	(in millions)
Outstanding, January 1, 2009	5,027	$50
Granted	1,349	31
Exercised	(339)	33		$5
Expired or cancelled	(179)	53
Outstanding, December 31, 2009	5,858	$46	6.1
Vested or expected to vest, December 31, 2009	5,767	$46	6.1
Exercisable, December 31, 2009	3,330	$47	4.4
Outstanding, January 1, 2010	5,858	$46
Granted	897	53
Exercised	(682)	37		$14
Expired or cancelled	(133)	50
Outstanding, December 31, 2010	5,940	$48	6.2
Vested or expected to vest, December 31, 2010	5,877	$48	6.1
Exercisable, December 31, 2010	3,446	$49	4.7
Outstanding, January 1, 2011	5,940	$48
Granted	199	67
Exercised	(721)	39		$13
Expired or cancelled	(153)	49
Outstanding, December 31, 2011	5,265	$50	5.7	$7
Vested or expected to vest, December 31, 2011	5,235	$50	5.6
Exercisable, December 31, 2011	3,626	$51	4.8	$4

Options outstanding and exercisable
Options outstanding and exercisable as of December 31, 2011 are as follows:

	Options Outstanding			Options Exercisable
		Weighted-
		Average
		Remaining	Weighted-		Weighted-
		Contractual	Average		Average
Exercise Price	Shares (000)	Life (years)	Exercise Price	Shares (000)	Exercise Price
$26–$34	1,335	6.2	$31	724	$31
$35–$44	807	2.8	44	804	44
$45–$55	1,548	6.4	53	899	53
$56–$93	1,575	6.0	67	1,199	68
	5,265	5.7	$50	3,626	$51

Assumptions used to estimate fair value of share awards
We estimated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model and the following assumptions:

Year Ended December 31	2011	2010	2009
Average risk-free interest rate	2.6%	2.6%	1.8%
Expected dividend yield	1.1%	1.4%	2.5%
Expected volatility	41.0%	41.0%	42.0%
Expected term (years)	5.9	5.4	5.5

Restricted stock activity
A summary of restricted stock activity is as follows:
			Wtd. Avg.
			Remaining	Aggregate
		Wtd. Avg.	Contractual	Intrinsic Value
	Shares (000)	Price Per Share	Term (years)	(in millions)
Unvested, January 1, 2009	192	$55	2.7
Granted	197	31
Vested	(15)	34
Forfeited	(5)	45
Unvested, December 31, 2009	369	$43	1.6
Granted	21	$56
Vested	(86)	41
Forfeited	(9)	31
Unvested, December 31, 2010	295	$45	0.9
Granted	264	$67
Vested	(143)	46
Forfeited	(7)	52
Unvested, December 31, 2011	409	$59	1.8	$15

Threshold, target and outstanding award levels for each outstanding grant of performance share units
The Threshold, Target and Outstanding Award levels for each outstanding grant, adjusted for forfeitures, are as follows:

	2007–2009	(a)	2008–2010	(b)	2010–2011	2011
Threshold Award	28,250		34,500		54,871	66,489
Target Award	113,000		138,000		109,742	132,978
Outstanding Award	197,750		241,500		219,484	265,956

(a)	118,000 performance share units were granted in 2007 at the Target Award level for the 2007–2009 performance period, of which 5,000 units were forfeited.
(b)	140,000 performance share units were granted in 2008 at the Target Award level for the 2008–2010 performance period, of which 2,000 units were forfeited.

Net Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Net Earnings / (Loss) Per Share
The calculation of Net earnings (loss) per share — basic was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Total	$3.08	$(3.26)	$(0.12)

The calculation of Net earnings (loss) per share — diluted was as follows:

Year Ended December 31	2011	2010	2009
Net earnings (loss) available to common shareholders	$251.6	$(263.6)	$(9.2)
Weighted-average common shares outstanding (in millions)	81.6	81.0	78.3
Effect of dilutive securities — stock options (in millions)	0.7	–	–
Effect of other share-based awards (in millions)	0.5	–	–
	82.8	81.0	78.3
Total	$3.04	$(3.26)	$(0.12)

Detail of anti-dilutive stock based awards
Due to the net loss for the years ended December 31, 2010 and 2009, the assumed exercise of share-based awards had an antidilutive effect and therefore was not included in the calculation of Net loss per share—diluted. The number, exercise prices and weighted-average remaining life of these antidilutive awards were as follows:

	2011	2010	2009
Shares (in thousands)	3,074	6,583	6,231
Exercise price ranges	$52–$93	$11–$93	$9–$93
Weighted-average remaining life	6.3 years	5.8 years	6.2 years

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Provision for Income Taxes
The Provision for income taxes was as follows:

Year Ended December 31	2011	2010	2009
Current
United States
Federal	$24.2	$37.4	$(31.8)
State	2.8	3.2	6.8
Non-U.S.	176.5	126.3	40.5
Total current	203.5	166.9	15.5
Deferred
United States
Federal	(2.3)	(81.1)	(3.5)
State	3.3	(2.9)	(4.6)
Non-U.S.	23.8	15.5	(21.1)
Total deferred	24.8	(68.5)	(29.2)
Total provision	$228.3	$98.4	$(13.7)

Effective Income Tax Rate Reconciliation
A reconciliation between taxes computed at the U.S. Federal statutory rate of 35% and the consolidated effective tax rate was as follows:

Year Ended December 31	2011	2010	2009
Income tax based on statutory rate	$168.0	$(57.8)	$(8.0)
Increase (decrease) resulting from:
State income taxes, net of Federal benefit	5.2	(0.6)	2.9
Non-U.S. tax rate difference(1)	40.6	38.7	3.3
Repatriation of non-U.S. earnings	11.1	(4.8)	(37.2)
Change in valuation reserve	(3.3)	11.7	10.6
Non-deductible goodwill impairment charge	–	109.1	21.4
Other, net	6.7	2.1	(4.9)
Non-deductible competition investigation in France	–	–	(1.8)
Tax provision	$228.3	$98.4	$(13.7)

(1)
Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.

Components of Future Income Tax Benefits (Expense)
Deferred income taxes are recorded on temporary differences at the tax rate expected to be in effect when the temporary differences reverse. Temporary differences, which gave rise to the deferred taxes, were as follows:

Year Ended December 31	2011	2010
Current Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	$10.7	$9.7
Employee compensation payable	26.8	22.3
Pension and postretirement benefits	(5.6)	(1.8)
Other	22.0	29.5
Valuation allowance	(2.9)	–
	51.0	59.7
Noncurrent Future Income Tax Benefits (Expense)
Accrued payroll taxes and insurance	22.5	20.4
Pension and postretirement benefits	55.0	50.4
Intangible assets(1)	(126.4)	(125.7)
Net operating losses(1)	144.9	182.9
Other(1)	103.5	105.7
Valuation allowance	(116.3)	(123.2)
	83.2	110.5
Total future tax benefits	$134.2	$170.2
Current tax asset	$52.4	$59.7
Current tax liability	(1.4)	–
Noncurrent tax asset	102.7	128.1
Noncurrent tax liability	(19.5)	(17.6)
Total future tax benefits	$134.2	$170.2

(1)
The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.

Net Operating Loss Carryforwards
The net operating loss carryforwards expire as follows:

	U.S. Federal and Non-U.S.	U.S. State
2012	$0.9	$–
2013	2.0	–
2014	8.8	–
2015	5.7	0.1
2016	6.5	0.6
Thereafter	171.5	143.4
No expirations	290.5	–
Total net operating loss carryforwards	$485.9	$144.1

Unrecognized Tax Benefit Activity
The following table summarizes the activity related to our unrecognized tax benefits during 2011, 2010 and 2009:

	2011	2010	2009
Gross unrecognized tax benefits, beginning of year	$25.0	$41.7	$49.3
Increases in prior year tax positions	0.9	3.0	6.5
Decreases in prior year tax positions	(1.5)	(2.0)	(1.4)
Increases for current year tax positions	2.5	–	1.7
Expiration of statute of limitations and audit settlements	(1.9)	(17.7)	(14.4)
Gross unrecognized tax benefits, end of year	$25.0	$25.0	$41.7
Potential interest and penalties	2.0	1.4	2.7
Balance, end of year	$27.0	$26.4	$44.4

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill [Abstract]
Goodwill by reportable segment
Changes in the carrying value of Goodwill by reportable segment and Corporate were as follows. This presentation reflects the realignment of our segments. See Note 14 for further information.

		Southern	Northern		Right
	Americas (1)	Europe(2)	Europe	APME	Management(3)	Corporate(3	),(4),(5)	Total(5)
Balance, January 1, 2010	$173.4	$21.1	$272.9	$58.9	$150.7	$282.1		$959.1
Goodwill acquired	290.6	13.2	–	0.2	3.8	–		307.8
Currency impact and other	1.5	(1.2)	(7.8)	5.8	0.5	–		(1.2)
Impairment charge	–	–	–	–	(94.4)	(217.2)		(311.6)
Balance, December 31, 2010	465.5	33.1	265.1	64.9	60.6	64.9		954.1
Goodwill acquired	–	26.8	–	13.0	–	–		39.8
Currency impact and other	(3.7)	(0.4)	(4.4)	(0.4)	(0.3)	–		(9.2)
Balance, December 31, 2011	$461.8	$59.5	$260.7	$77.5	$60.3	$64.9		$984.7

(1)	Balances related to United States were $160.3, $451.7 and $448.3 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
(2)
Balances related to France were $7.1, $15.8 and $42.1 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively. Balances related to Italy were $4.9, $4.6 and $5.4 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.

(3)
For further information on the goodwill impairment charges, see Note 1 to the Consolidated Financial Statements. The 2010 goodwill impairment charge for Right Management impacted both Corporate ($184.5) and Right Management ($94.4).

(4)
The majority of the Corporate balance as of December 31, 2011 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is now part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.

(5)
Balances were net of accumulated impairment loss of $201.8 as of January 1, 2010 and $513.4 as of both December 31, 2010 and December 31, 2011. The 2010 goodwill impairment charge for Jefferson Wells impacted only Corporate ($32.7).

Goodwill balances by reporting unit
Goodwill balances by reporting unit were as follows:

December 31	2011	2010
United States	$503.8	$507.2
Elan	123.8	123.2
Netherlands (Vitae)	79.3	81.9
Right Management	60.3	60.6
Other reporting units	217.5	181.2
Total goodwill	$984.7	$954.1

Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-Term Borrowings
Information concerning Short-term borrowings was as follows:

December 31	2011	2010
Short-term borrowings	$42.4	$28.0
Weighted-average interest rates	11.9%	7.0%

We maintain separate bank credit lines with financial institutions to meet working capital needs of our subsidiary operations. As of December 31, 2011, such uncommitted credit lines totaled $399.2, of which $346.6 was unused. Due to limitations on subsidiary borrowings in our revolving credit agreement, additional subsidiary borrowings of $248.7 could be made under these facilities as of December 31, 2011.

Long-Term Debt
A summary of Long-term debt was as follows:

December 31	2011	2010
Euro-denominated notes:
€300 due June 2012	$388.7	$401.2
€200 due June 2013	258.9	267.1
Other	10.2	1.7
	657.8	670.0
Less — current maturities	391.8	0.7
Long-term debt	$266.0	$669.3

Retirement And Deferred Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2011
Retirement And Deferred Compensation Plans [Abstract]
Reconciliation of changes in benefit obligations and fair value of plan assets and funded status of plans
We sponsor several qualified and nonqualified pension plans covering permanent employees. The reconciliation of the changes in the plans’ benefit obligations and the fair value of plan assets and the funded status of the plans were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$56.2	$51.7	$244.8	$225.6
Service cost	–	–	9.9	8.6
Interest cost	2.8	2.8	12.7	11.7
Curtailments	–	–	(1.9)	–
Transfers	–	–	(0.5)	(0.4)
Actuarial loss	3.1	5.7	9.4	11.8
Plan participant contributions	–	–	2.4	2.1
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.5)	(10.5)
Benefit obligation, end of year	$57.5	$56.2	$264.7	$244.8
Change in Plan Assets
Fair value of plan assets, beginning of year	$36.4	$35.0	$226.1	$200.6
Actual return on plan assets	(0.4)	2.7	17.4	20.0
Curtailments	–	–	(1.1)	–
Transfers	–	–	(1.1)	–
Plan participant contributions	–	–	2.4	2.1
Company contributions	3.3	2.7	18.3	16.6
Benefits paid	(4.6)	(4.0)	(6.6)	(4.1)
Currency exchange rate changes	–	–	(5.0)	(9.1)
Fair value of plan assets, end of year	$34.7	$36.4	$250.4	$226.1
Funded Status at End of Year
Funded status, end of year	$(22.8)	$(19.8)	$(14.3)	$(18.7)
Amounts Recognized
Noncurrent assets	$12.2	$14.3	$29.0	$23.7
Current liabilities	(2.8)	(2.6)	(0.2)	(0.4)
Noncurrent liabilities	(32.2)	(31.5)	(43.1)	(42.0)
Net amount recognized	$(22.8)	$(19.8)	$(14.3)	$(18.7)

We provide medical and dental benefits to certain eligible retired employees in the U.S. Due to the nature of the plan, there are no plan assets. The reconciliation of the changes in the plan’s benefit obligation and the statement of the funded status of the plan were as follows:

Year Ended December 31	2011	2010
Change in Benefit Obligation
Benefit obligation, beginning of year	$25.5	$24.6
Service cost	0.1	0.1
Interest cost	1.3	1.4
Actuarial loss	3.3	1.1
Benefits paid	(1.9)	(1.9)
Plan participant contributions	0.1	–
Retiree drug subsidy reimbursement	0.1	0.2
Benefit obligation, end of year	$28.5	$25.5
Funded Status at End of Year
Funded status, end of year	$(28.5)	$(25.5)
Amounts Recognized
Current liabilities	$(1.6)	$(1.6)
Noncurrent liabilities	(26.9)	(23.9)
Net amount recognized	$(28.5)	$(25.5)

Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax
Amounts recognized in Accumulated other comprehensive income, net of tax, consist of:

		U.S. Plans	Non-U.S. Plans
December 31	2011	2010	2011	2010
Net loss	$12.8	$9.3	$7.0	$2.4
Prior service cost	0.2	0.2	6.5	7.2
Total	$13.0	$9.5	$13.5	$9.6

Plans with accumulated benefit obligations in excess of fair value of plan assets	The accumulated benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Accumulated benefit obligation	$6.3	$5.8
Plan assets	6.2	5.7

Plans with projected benefit obligation in excess of fair value of plan assets	The projected benefit obligation for certain of our plans exceeded the fair value of plan assets as follows:
December 31	2011	2010
Projected benefit obligation	$41.7	$173.7
Plan assets	35.8	163.8

Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Loss (Income)
The components of the net periodic benefit cost and other amounts recognized in Other comprehensive loss (income) for all plans were as follows:

Year Ended December 31	2011	2010	2009
Service cost	$9.9	$8.6	$11.1
Interest cost	15.5	14.5	14.1
Expected return on assets	(15.2)	(13.4)	(12.6)
Curtailment and settlement	(1.0)	–	(4.3)
Net gain	(0.2)	(1.2)	(2.1)
Prior service cost	0.7	0.7	0.5
Net periodic benefit cost	9.7	9.2	6.7
Other Changes in Plan Assets and Benefit Obligations
Recognized in Other Comprehensive Loss (Income)
Net loss (gain)	11.6	8.5	(9.0)
Amortization of net gain	0.2	1.2	3.0
Amortization of prior service cost	(0.7)	(0.7)	(0.8)
Total recognized in other comprehensive loss (income)	11.1	9.0	(6.8)
Total recognized in net periodic benefit cost and other comprehensive loss (income)	$20.8	$18.2	$(0.1)

The components of net periodic benefit cost for this plan were as follows:

Year Ended December 31	2011	2010	2009
Net Periodic Benefit Cost
Service cost	$0.1	$0.1	$0.1
Interest cost	1.3	1.4	1.4
Net gain	–	(0.1)	(0.7)
Net periodic benefit cost	1.4	1.4	0.8
Other Changes in Plan Assets and Benefit Obligations Recognized in Other Comprehensive Loss
Net loss	3.3	1.1	1.8
Amortization of net gain	–	0.1	0.7
Total recognized in other comprehensive loss	3.3	1.2	2.5
Total recognized in net periodic benefit cost and other comprehensive loss	$4.7	$2.6	$3.3

Weighted-average assumptions used in measurement of benefit obligation and net periodic benefit cost
The weighted-average assumptions used in the measurement of the benefit obligation were as follows:

		U.S. Plans	Non-U.S. Plans
Year Ended December 31	2011	2010	2011	2010
Discount rate	4.6%	5.1%	4.7%	5.1%
Rate of compensation increase	3.0%	4.0%	4.0%	4.3%

The weighted-average assumptions used in the measurement of the net periodic benefit cost were as follows:

	U.S. Plans			Non-U.S. Plans
Year Ended December 31	2011	2010	2009	2011	2010	2009
Discount rate	5.1%	5.7%	6.4%	5.1%	5.5%	5.7%
Expected long-term return on plan assets	7.0%	7.3%	7.3%	5.3%	5.5%	5.7%
Rate of compensation increase	4.0%	4.0%	4.0%	4.3%	4.5%	4.2%

Fair value of plan assets by asset category
The fair value of our pension plan assets are primarily determined by using market quotes and other relevant information that is generated by market transactions involving identical or comparable assets. The fair value of our pension plan assets by asset category was as follows:

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted Prices				Quoted Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2011	(Level 1)	(Level 2)	(Level 3)	2011	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$1.8	$1.8	$–	$–	$1.5	$1.5	$–	$–
Equity securities:
U.S. companies	15.4	15.4	–	–	–	–	–	–
International companies	–	–	–	–	57.9	57.9	–	–
Fixed income securities:
Government bonds(2)	17.5	–	17.5	–	–	–	–	–
Corporate bonds	–	–	–	–	59.4	–	59.4	–
Guaranteed insurance contracts	–	–	–	–	38.4	–	38.4	–
Other types of investments:
Unitized funds(3)	–	–	–	–	87.9	87.9	–	–
Real estate funds	–	–	–	–	5.3	–	5.3	–
	$34.7	$17.2	$17.5	$–	$250.4	$147.3	$103.1	$–

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.

	U.S. Plans				Non-U.S. Plans
	Fair Value Measurements Using				Fair Value Measurements Using
		Quoted				Quoted
		Prices				Prices
		in Active	Significant			in Active	Significant
		Markets for	Other	Significant		Markets for	Other	Significant
		Identical	Observable	Unobservable		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs	December 31,	Assets	Inputs	Inputs
	2010	(Level 1)	(Level 2)	(Level 3)	2010	(Level 1)	(Level 2)	(Level 3)
Asset Category
Cash and cash equivalents(1)	$2.5	$2.5	$–	$–	$4.2	$4.2	$–	$–
Equity securities:
U.S. companies	15.9	15.9	–	–	2.7	2.2	–	0.5
International companies	–	–	–	–	61.0	61.0	–	–
Fixed income securities:
Government bonds(2)	18.0	–	18.0	–	13.1	–	13.1	–
Corporate bonds	–	–	–	–	49.9	–	49.9	–
Guaranteed insurance contracts	–	–	–	–	8.8	–	8.8	–
Other types of investments:
Unitized funds(3)	–	–	–	–	75.7	75.7	–	–
Equity hedge funds	–	–	–	–	0.9	–	0.9	–
Real estate funds	–	–	–	–	9.8	–	4.8	5.0
	$36.4	$18.4	$18.0	$–	$226.1	$143.1	$77.5	$5.5

(1)	This category includes a prime obligations money market portfolio.
(2)	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
(3)	This category includes investments in approximately 80% fixed income securities and 20% equity.

Effect of one-percentage-point change in assumed health care cost trend rates
The health care cost trend rate was assumed to remain flat at 7.5% through 2013, then grading to an ultimate rate of 5.0% in 2020. Assumed health care cost trend rates have a significant effect on the amounts reported. A one-percentage point change in the assumed health care cost trend rate would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$0.2	$(0.2)
Effect on benefit obligation	3.7	(3.2)

Projected future benefit payments
Projected benefit payments from the plans as of December 31, 2011 were estimated as follows:

		Retiree Health
Year	Pension Plans	Care Plan
2012	$10.2	$1.4
2013	10.6	1.5
2014	11.3	1.5
2015	11.9	1.5
2016	12.6	1.6
2017–2021	76.8	8.2
Total projected benefit payments	$133.4	$15.7

Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated other comprehensive income (loss)
The components of Accumulated other comprehensive income, net of tax, were as follows:

December 31	2011	2010	2009
Foreign currency translation	$54.3	$96.6	$111.0
Unrealized gain on investments	8.2	8.0	6.6
Defined benefit pension plans (Note 8)	(26.5)	(19.1)	(13.2)
Retiree health care plan (Note 8)	(0.7)	1.5	2.5
Accumulated other comprehensive income	$35.3	$87.0	$106.9

Leases (Tables)	12 Months Ended
Dec. 31, 2011
Leases [Abstract]
Future minimum payments under noncancelable operating leases
Future minimum payments, by year and in the aggregate, under noncancelable operating leases with any remaining terms consist of the following as of December 31, 2011:

Year
2012	$201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	$744.3

Interest and Other Expenses (Tables)	12 Months Ended
Dec. 31, 2011
Interest and Other Expenses [Abstract]
Interest and other expenses
Interest and other expenses consisted of the following:

Year Ended December 31	2011	2010	2009
Interest expense	$42.8	$43.7	$61.7
Interest income	(7.3)	(6.2)	(11.7)
Foreign exchange losses	2.8	3.3	0.8
Miscellaneous expenses, net	6.0	2.4	3.5
Loss from sale of an equity investment	–	–	10.3
Interest and other expenses	$44.3	$43.2	$64.6

Segment Data (Tables)	12 Months Ended
Dec. 31, 2011
Segment Data [Abstract]
Segment information - Revenues from Services, Operating Profit/(Loss), Total Assets

Year Ended December 31	2011	2010	2009
Revenues from Services(a)
Americas:
United States(b)	$3,137.3	$2,783.4	$1,786.0
Other Americas	1,512.1	1,265.5	967.3
	4,649.4	4,048.9	2,753.3
Southern Europe:
France	6,179.1	5,208.6	4,675.5
Italy	1,255.8	1,044.2	950.8
Other Southern Europe	776.9	698.9	590.9
	8,211.8	6,951.7	6,217.2
Northern Europe	6,159.4	5,344.1	4,780.8
APME	2,661.7	2,147.2	1,728.0
Right Management	323.7	374.6	559.4
	$22,006.0	$18,866.5	$16,038.7
Operating Unit Profit (Loss)
Americas:
United States	$94.1	$42.8	$(41.4)
Other Americas	47.8	36.5	20.1
	141.9	79.3	(21.3)
Southern Europe:
France	85.2	47.1	20.8
Italy	74.1	47.5	27.9
Other Southern Europe	10.8	7.2	(6.1)
	170.1	101.8	42.6
Northern Europe	212.6	150.2	40.8
APME	78.8	47.2	26.5
Right Management	(1.4)	3.5	113.4
	602.0	382.0	202.0
Corporate expenses	(123.1)	(101.2)	(77.4)
Goodwill and intangible asset impairment charges	–	(428.8)	(61.0)
Intangible asset amortization expense(c)	(38.9)	(39.3)	(21.9)
Reclassification of French business tax(d)	84.2	65.3	–
Interest and other expenses	(44.3)	(43.2)	(64.6)
Earnings (loss) before income taxes	$479.9	$(165.2)	$(22.9)

(b)	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
(c)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
(d)
The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.

Year Ended December 31	2011	2010	2009
Total Assets
Americas:
United States	$1,429.9	$1,361.4	$630.7
Other Americas	291.8	257.6	218.9
	1,721.7	1,619.0	849.6
Southern Europe:
France	1,822.7	1,826.0	2,220.1
Italy	301.3	271.3	239.7
Other Southern Europe	170.3	170.6	162.7
	2,294.3	2,267.9	2,622.5
Northern Europe	1,714.3	1,682.2	1,398.0
APME	472.4	395.1	314.4
Right Management	75.7	86.1	228.7
Corporate(a)	621.3	679.4	800.6
	$6,899.7	$6,729.7	$6,213.8
(a)	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Revenues by geographical region
Further breakdown of Revenues from services by geographical region is as follows:

Revenues from Services	2011	2010	2009
United States	$3,254.6	$2,940.1	$2,059.4
France	6,201.9	5,240.7	4,710.3
Italy	1,277.1	1,065.0	967.8
United Kingdom	1,880.4	1,822.2	1,738.0
Total Foreign	18,751.4	15,926.4	13,979.3

Segment information - Depreciation and Amortization Expense, Equity Investments, Earnings from Equity Investment, Long-Lived Assets and Additions to Long-Lived Assets
Year Ended December 31	2011	2010	2009
Depreciation and Amortization Expense
Americas:
United States	$13.5	$15.4	$12.6
Other Americas	4.0	3.7	3.7
	17.5	19.1	16.3
Southern Europe:
France	12.4	12.6	15.3
Italy	3.3	3.8	4.4
Other Southern Europe	2.7	2.9	3.4
	18.4	19.3	23.1
Northern Europe	17.0	18.3	21.2
APME	5.1	4.6	5.6
Right Management	5.9	7.3	9.1
Corporate	1.6	2.2	–
Amortization of intangible assets(a)	38.9	39.3	21.9
	$104.4	$110.1	$97.2
Earnings from Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	(0.4)	(0.6)	(0.9)
Italy	–	–	–
Other Southern Europe	–	–	–
	(0.4)	(0.6)	(0.9)
Northern Europe	4.3	5.2	3.3
APME	–	–	0.6
Right Management	–	–	–
	$3.9	$4.6	$3.0

(a)	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.

Equity Investments
Americas:
United States	$–	$–	$–
Other Americas	–	–	–
	–	–	–
Southern Europe:
France	0.1	0.4	1.1
Italy	–	–	–
Other Southern Europe	–	–	–
	0.1	0.4	1.1
Northern Europe	75.0	70.5	64.0
APME	0.8	0.7	0.4
Right Management	–	–	–
	$75.9	$71.6	$65.5

Year Ended December 31	2011	2010	2009
Long-Lived Assets(a)
Americas:
United States	$35.5	$39.7	$37.3
Other Americas	10.5	9.7	9.1
	46.0	49.4	46.4
Southern Europe:
France	46.0	43.2	42.1
Italy	7.9	7.7	8.6
Other Southern Europe	8.5	8.9	10.4
	62.4	59.8	61.1
Northern Europe	43.3	45.3	52.2
APME	23.3	17.8	13.9
Right Management	11.4	15.9	21.4
Corporate	2.5	4.0	6.0
	$188.9	$192.2	$201.0
Additions to Long-Lived Assets
Americas:
United States	$10.0	$6.4	$3.5
Other Americas	5.5	3.7	2.2
	15.5	10.1	5.7
Southern Europe:
France	16.4	18.8	5.7
Italy	3.7	3.6	1.6
Other Southern Europe	3.1	2.0	1.8
	23.2	24.4	9.1
Northern Europe	18.4	13.7	10.8
APME	5.5	7.2	2.2
Right Management	2.3	2.9	6.3
Corporate	–	0.2	1.0
	$64.9	$58.5	$35.1

Long-lived assets by geographical region
Further breakdown of Long-lived assets by geographical region was as follows:

Long-Lived Assets	2011	2010	2009
United States	$41.1	$48.2	$50.8
France	48.1	45.8	45.1
Italy	8.1	8.1	9.3
United Kingdom	12.9	15.3	16.7
Total Foreign	147.8	144.0	150.2

Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Data (Unaudited) [Abstract]
Quarterly data
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Total
Year Ended December 31, 2011
Revenues from services	$5,072.4	$5,667.3	$5,782.3	$5,484.0	$22,006.0
Gross profit	857.6	962.2	951.3	935.2	3,706.3
Operating profit(a)	85.6	150.8	158.0	129.8	524.2
Net earnings	35.7	72.7	79.6	63.6	251.6
Net earnings per share — basic	$0.44	$0.89	$0.97	$0.79	$3.08
Net earnings per share — diluted(b)	0.43	0.87	0.97	0.78	3.04
Dividends per share	–	0.40	–	0.40	0.80
Market price:
High	$68.67	$68.14	$58.62	$45.92
Low	58.60	52.37	32.32	32.63
Year Ended December 31, 2010
Revenues from services	$4,099.3	$4,585.6	$4,972.0	$5,209.6	$18,866.5
Gross profit	701.5	797.0	841.2	905.7	3,245.4
Operating profit (loss)(c)	32.6	79.1	108.9	(342.6)	(122.0)
Net earnings (loss)	2.8	32.7	51.3	(350.4)	(263.6)
Net earnings (loss) per share — basic	$0.04	$0.40	$0.63	$(4.29)	$(3.26)
Net earnings (loss) per share — diluted(d)	0.04	0.40	0.62	(4.29)	(3.26)
Dividends per share	–	0.37	–	0.37	0.74
Market price:
High	$59.92	$62.18	$52.20	$65.14
Low	50.63	40.58	42.50	50.39

(a)	Included reorganization charges of $0.2, $1.4, $0.5 and $21.0 recorded in the first, second, third and fourth quarters, respectively.
(b)	Included in the results are reorganization costs of ($0.02) per diluted share in the second quarter and ($0.20) per diluted share in the fourth quarter.
(c)	Included a $428.8 impairment charge recorded in the fourth quarter, and reorganization charges of $1.3, $1.2, $5.6 and $28.0 recorded in the first, second, third and fourth quarters, respectively.
(d)
The fourth quarter includes ($4.70) per share related to the impairment charge, Also included in the results are reorganization costs of ($0.01) per diluted share in the first and second quarters, ($0.05) per diluted share in the third quarter and ($0.23) per diluted share in the fourth quarter.

Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended						12 Months Ended		12 Months Ended						12 Months Ended	3 Months Ended								3 Months Ended		36 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended																	12 Months Ended											12 Months Ended							12 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Aug. 31, 2007 Authorized in 2007 [Member]	Dec. 31, 2011 Authorized in 2007 [Member]	Dec. 31, 2010 Authorized in 2007 [Member]	Dec. 31, 2009 Authorized in 2007 [Member]	Aug. 27, 2007 Authorized in 2007 [Member]	Dec. 31, 2011 Authorized in 2010 [Member]	Dec. 13, 2010 Authorized in 2010 [Member]	Dec. 31, 2011 Authorized in 2011 [Member]	Nov. 03, 2011 Authorized in 2011 [Member]	Dec. 31, 2011 Land [Member]	Dec. 31, 2010 Land [Member]	Dec. 31, 2011 Building [Member]	Dec. 31, 2010 Building [Member]	Dec. 31, 2011 Furniture, Fixtures and Autos [Member]	Dec. 31, 2010 Furniture, Fixtures and Autos [Member]	Dec. 31, 2011 Computer Equipment [Member]	Dec. 31, 2010 Computer Equipment [Member]	Dec. 31, 2011 Leasehold Improvements [Member]	Dec. 31, 2010 Leasehold Improvements [Member]	Dec. 31, 2011 Software [Member]	Dec. 31, 2010 Tradenames [Member]		Dec. 31, 2011 Tradenames [Member]		Dec. 31, 2011 Reacquired Franchise Rights [Member]	Dec. 31, 2010 Reacquired Franchise Rights [Member]	Dec. 31, 2011 Indefinite-lived intangible assets [Member]	Dec. 31, 2010 Indefinite-lived intangible assets [Member]	Dec. 31, 2010 Goodwill [Member]	Sep. 30, 2009 Goodwill [Member]	Dec. 31, 2011 Goodwill [Member]	Dec. 31, 2011 Technology [Member]	Dec. 31, 2010 Technology [Member]	Dec. 31, 2011 Franchise Agreements [Member]	Dec. 31, 2010 Franchise Agreements [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2010 Customer Relationships [Member]	Dec. 31, 2011 Other Intangible Assets [Member]	Dec. 31, 2010 Other Intangible Assets [Member]	Dec. 31, 2011 Finite-Lived Intangible Assets [Member]	Dec. 31, 2010 Finite-Lived Intangible Assets [Member]	Dec. 31, 2011 Carrying Amount [Member]	Dec. 31, 2010 Carrying Amount [Member]	Dec. 31, 2011 Fair Value [Member]	Dec. 31, 2010 Fair Value [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2010 Non-recurring Basis [Member] Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Americas reportable segment [Member]		Dec. 31, 2010 Americas reportable segment [Member]		Dec. 31, 2011 Americas reportable segment [Member] United States [Member]	Dec. 31, 2010 Americas reportable segment [Member] United States [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member]		Dec. 31, 2010 Southern Europe reportable segment [Member]		Dec. 31, 2009 Southern Europe reportable segment [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member] France [Member]	Dec. 31, 2010 Southern Europe reportable segment [Member] France [Member]	Dec. 31, 2011 Southern Europe reportable segment [Member] Italy [Member]	Dec. 31, 2010 Southern Europe reportable segment [Member] Italy [Member]	Dec. 31, 2011 Northern Europe reportable segment [Member]	Dec. 31, 2010 Northern Europe reportable segment [Member]	Dec. 31, 2009 Northern Europe reportable segment [Member]	Dec. 31, 2011 Right Management reportable segment [Member]	Dec. 31, 2010 Right Management reportable segment [Member]	Dec. 31, 2009 Right Management reportable segment [Member]	Dec. 31, 2011 APME reportable segment [Member]	Dec. 31, 2010 APME reportable segment [Member]	Dec. 31, 2009 APME reportable segment [Member]	Dec. 31, 2011 Corporate reportable segment [Member]	Dec. 31, 2010 Corporate reportable segment [Member]
Nature of operations [Abstract]
Number of offices worldwide	3,800								3,800
Number of countries and territories	80								80
Basis of consolidation [Abstract]
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%								50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%								20.00%
Carrying value of equity method investments	$ 75.9				$ 71.6				$ 75.9	$ 71.6	$ 65.5																																																													$ 0.1		$ 0.4		$ 1.1					$ 75	$ 70.5	$ 64	$ 0	$ 0	$ 0	$ 0.8	$ 0.7	$ 0.4
Unremitted earnings from equity method investments									64.7	60.8
Revenues and receivables [Abstract]
Franchise fees									25.2	23.6	22.3
Deferred revenue - current	54.3				53.8				54.3	53.8
Deferred revenue - non-current	28.6				29.8				28.6	29.8
Allowance for doubtful accounts [Abstract]
Bad debt expense									25.9	28.9	27.8
Write-offs of accounts receivable									25	33.5	39
Advertising costs [Abstract]
Advertising expenses									34	29.2	29.4
Reorganization costs [Abstract]
Reorganization costs	21	0.5	1.4	0.2	28	5.6	1.2	1.3	23.1	36.1	33.5
Restructuring reserve [Roll Forward]
Balance, beginning of period				34.2				21.2	34.2	21.2																																																								7.4	[1]	4.1	[1]	7.4	3.9	5.6	[2]	5.7	[2]		5.6	5.7	0	0	5	9.5		14.4	0.4		0.7	1.5		1.1	0
Severance costs, net									12.3	20																																																								2.1	[1]	3.8	[1]	1.3	3.6	1.1	[2]	0.3	[2]		0	0.3	0.9	0	5.5	3.2		3.1	10.8		0.5	0.7		0	1.2
Office closure costs, net									10.8	16.1																																																								0.3	[1]	3.8	[1]	0.3	3.8	0.4	[2]	3.7	[2]		0.4	3.7	0	0	7.7	0		2.4	8.6		0	0		0	0
Costs paid or utilized									(27.9)	(23.1)																																																								(5.8)	[1]	(4.3)	[1]	(5.7)	(3.9)	(2.9)	[2]	(4.1)	[2]		(2.5)	(4.1)	(0.5)	0	(6.4)	(7.7)		(11.7)	(5.4)		0	(1.5)		(1.1)	(0.1)
Balance, end of year	29.4				34.2				29.4	34.2	21.2																																																							4	[1]	7.4	[1]	3.3	7.4	4.2	[2]	5.6	[2]		3.5	5.6	0.4	0	11.8	5		8.2	14.4		1.2	0.7		0	1.1
Assets
Available-for-sale securities	0.4				0.4				0.4	0.4																																															0.4	0.4	0	0	0	0
Deferred compensation plan assets	45.2				40.3				45.2	40.3																																															45.2	40.3	0	0	0	0
Foreign currency forward contracts	0				0.1				0	0.1																																															0	0	0	0.1	0	0
Total assets	45.6				40.8				45.6	40.8																																												1,438.2		1,009.4	45.6	40.7	0	0.1	0	0
Liabilities
Foreign currency forward contracts	0.3				0				0.3	0																																															0	0	0.3	0	0	0
Total liabilities	0.3				0				0.3	0																																															0	0	0.3	0	0	0
Fair Value Measurements [Abstract]
Euro-denominated notes																																																					647.6	668.3	654.9	686.3
Fair value of goodwill and tradenames [Abstract]
Goodwill					954.1					954.1																																																					0	0	954.1
Goodwill impairment losses										(311.6)																														311.6	61
Tradenames																																																															0	0	55.3
Intangible assets impairment losses										(117.2)
Total	45.6				40.8				45.6	40.8																																												1,438.2		1,009.4	45.6	40.7	0	0.1	0	0
Impairment charge	0	0	0	0	428.8	0	0	0	0	428.8	61
Goodwill and intangible assets [Abstract]
Goodwill	984.7				954.1				984.7	954.1	959.1
Amortizable intangible assets, gross																																											19.6	19.6	18	18	328	309.4	13.5	14	379.1	361
Non-Amortizable Intangible assets																																55.3	[3]	54	[3]	97.9	98	151.9	153.3
Total intangible assets, gross	531				514.3				531	514.3
Accumulated amortization - finite-lived intangible assets	176.1				138.1				176.1	138.1																																	19.6	19.6	14.3	12.5	130.1	94.3	12.1	11.7	176.1	138.1
Net intangible assets	354.9				376.2				354.9	376.2																						55.3	[3]	54	[3]	97.9	98	151.9	153.3				0	0	3.7	5.5	197.9	215.1	1.4	2.3	203	222.9
Weighted-average useful lives (in years)																																											5		10		14		3
Accumulated impairment loss																																139.5		139.5
Goodwill and other intangible assets [Abstract]
Amortization expense related to intangibles									38.9	39.3	21.9
Future amortization expense [Abstract}
2012									35.8
2013									31
2014									26.1
2015									22.3
2016									19.3
Goodwill impairment methodology																																										The accounting guidance requires a two-step method for determining goodwill impairment. In the first step, we determined the fair value of each reporting unit, generally by utilizing an income approach derived from a discounted cash flow methodology. For certain of our reporting units, a combination of the income approach (weighted 75%) and the market approach (weighted 25%) derived from comparable public companies was utilized. The income approach is developed from management's forecasted cash flow data. Therefore, it represents an indication of fair market value reflecting management's internal outlook for the reporting unit. The market approach utilizes the Guideline Public Company Method to quantify the respective reporting unit's fair value based on revenues and earnings multiples realized by similar public companies. The market approach is more volatile as an indicator of fair value as compared to the income approach. We believe that each approach has its merits. However in the instances where we have utilized both approaches, we have weighted the income approach more heavily than the market approach because we believe that management's assumptions generally provide greater insight into the reporting unit's fair value. Significant assumptions used in our goodwill impairment tests during 2011, 2010 and 2009 included: expected revenue growth rates, operating unit profit margins, working capital levels, discount rates ranging from 12.3% to 20.0% for 2011, and a terminal value multiple. The expected future revenue growth rates and the expected operating unit profit margins were determined after considering our historical revenue growth rates and operating unit profit margins, our assessment of future market potential, and our expectations of future business performance. If the reporting unit's fair value is less than its carrying value as was the case for Right Management and Jefferson Wells in the fourth quarter of 2010, we are required to perform a second step. In the second step, we allocate the fair value of the reporting unit to all of the assets and liabilities of the reporting unit, including any unrecognized intangible assets, in a "hypothetical" calculation to determine the implied fair value of the goodwill. The impairment charge, if any, is measured as the difference between the implied fair value of the goodwill and its carrying value.
Number of reporting units experiencing strong indicators of impairment																																								2
Goodwill impairment, pre-tax										(311.6)																														311.6	61
Goodwill impairment, after-tax																																								311.6
Non-cash impairment charge for tradenames related to the two business units																																117.2
Tradename impairment, after-tax																																72.7
Change in estimate																																								For Right Management, our anticipated revenues and income as of the fourth quarter of 2010 decreased to a level which required us to adjust the size premium included in our discount rate. In addition, the beta used to calculate the discount rate changed slightly due to a change in the mix of our comparable companies as one of the companies utilized in our annual testing had been acquired during the fourth quarter. These changes resulted in a 3% increase in the discount rate, to 13%, being utilized in our fourth quarter 2010 impairment testing for Right Management. For Jefferson Wells, our discount rate was relatively flat in our fourth quarter 2010 impairment testing, at 12.5%, as compared to 12.4% utilized in our annual testing performed in 2010.	The discount rate was also impacted unfavorably by a 1% increase to our equity risk premium as a result of the market conditions and economic uncertainty at that time.
Marketable securities [Abstract]
Available-for-sale investments market value	0.4				0.4				0.4	0.4
Available-for-sale investments at market value	0.4				0.4				0.4	0.4
Available-for-sale investments adjusted cost basis	0.1				0.1				0.1	0.1
Available-for-sale investments unrealized loss	0				0				0	0
Ownership interest in our Swiss franchise (in hundredths)	49.00%								49.00%
Swiss Franchise Investment Market Value	175.8				173.1				175.8	173.1
Swiss franchise realized gains									0.1	0.5	2.4
Swiss franchise realized losses									0.3	0.2	1.2
Capitalized software for internal use [Abstract]
Net capitalized software	14.4				21.8				14.4	21.8
Amortization expense related to the capitalized software costs									7.8	11.6	10.7
Property and equipment [Abstract]
Property and equipment, gross	685.6				688.8				685.6	688.8											7.3	7.1	21.5	19.5	194.9	197	164.4	168	297.5	297.2
Useful lives, lower range (in years)																									2						2
Useful lives, upper range (in years)																							40		16						7
Share Repurchase Programs [Abstract]
Shares authorized to be repurchased (in shares)																5,000,000		3,000,000		3,000,000
Authorized amount												400
Remaining number of shares authorized to be repurchased (in shares)													0				600,000		3,000,000
Shares repurchased (in shares)													200,000	900,000	0		2,400,000
Total cost of shares repurchased									$ 104.5	$ 34.8	$ 0

[1]	Balance related to United States was $3.9 as of January 1, 2010. In 2010, United States incurred $3.6 for severance costs and $3.8 for office closure costs and paid $3.9, leaving a $7.4 liability as of December 31, 2010. In 2011, United States incurred $1.3 for severance costs and $0.3 for office closure costs and paid $-5.7, leaving a $3.3 liability as of December 31, 2011.
[2]	2010 Balances were solely related to France. In 2011, France incurred $0.4 for office closure costs and paid/utilized $2.5, leaving a $3.5 liability as of December 31, 2011. Italy recorded severance costs of $0.9 and paid out $0.5 during 2011, leaving a $0.4 liability as of December 31, 2011.
[3]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2011 and 2010.

Acquisitions (Details) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended						12 Months Ended
	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Sep. 30, 2010 USD ($)	Jun. 30, 2010 USD ($)	Mar. 31, 2010 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2010 COMSYS [Member] USD ($)	Dec. 31, 2011 COMSYS [Member] USD ($)	Apr. 05, 2010 COMSYS [Member] USD ($)	Dec. 31, 2011 Proservia SA [Member] EUR (€)	Nov. 30, 2011 Proservia SA [Member] USD ($)	Nov. 30, 2011 Proservia SA [Member] EUR (€)	Sep. 22, 2011 Proservia SA [Member] EUR (€)	Dec. 31, 2011 All Other Acquisitions [Member] USD ($)	Dec. 31, 2010 All Other Acquisitions [Member] USD ($)	Dec. 31, 2009 All Other Acquisitions [Member] USD ($)
Business Acquisition [Line Items]
Acquisition date												2010-04-05			2011-09-22
Percent of shares and voting rights acquired (in hundredths)																100.00%	100.00%	70.00%
Value of common stock acquired (price per share)														$ 17.65			€ 14.89	€ 14.89
Total purchase price														$ 427		$ 29.4	€ 21.6		$ 19.6	$ 32.3	$ 21.6
Business acquisition, debt repaid upon closing														47.1
Percentage of consideration paid in common stock (in hundredths)														50.00%
Consideration paid in common stock, number of shares issued (in shares)												3,200,000
Consideration paid, equity portion														188.5
Percentage of consideration paid in cash (in hundredths)														50.00%
Consideration paid in cash														191.4
Transaction costs associated with the acquisition												10.8
Capital charges assumption as a percent of revenue (in hundredths)												1.30%
Discount rate used in valuation of assets and liabilities acquired (in hundredths)												13.00%
Fair Value of COMSYS' Assets Acquired and Liabilities Assumed [Abstract]
Cash and cash equivalents														0.9
Accounts receivable, net														207
Prepaid expenses and other assets														2.1
Total current assets														210
Goodwill												281.6	278	281.6			20.7	20.7	12.9
Intangible assets												106.3	85.4	127.1	10.8			11	4.5
Other assets														50.5
Property and equipment														5.2
Total assets														674.4
Accounts payable														135.9
Employee compensation payable														40.8
Accrued liabilities														14.3
Total current liabilities														191
Other long-term liabilities														56.4
Total liabilities assumed														247.4
Net assets acquired														427
Finite-lived intangibles														127.1
Estimated useful life of finite-lived intangibles (in years)												14
Goodwill	984.7				954.1				984.7	954.1	959.1
Goodwill deductible for tax purposes													28.2
Revenues from services
Pro forma										19,036.1	16,688
As reported	5,484	5,782.3	5,667.3	5,072.4	5,209.6	4,972	4,585.6	4,099.3	22,006	18,866.5	16,038.7
Net earnings / (loss)
Pro forma										(269.9)	(27.9)
As reported	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Net earnings / (loss) per share - diluted
Pro forma (in dollars per share)										$ (3.3)	$ (0.34)
As reported (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.4	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)

Share-Based Compensation Plans (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008		Dec. 31, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 31.4	$ 24.1	$ 17.5
Income tax benefit recognized related to share-based compensation	3	3.7	3.2
Consideration received from stock-based awards	31.8	24.9	15.1
Excess income tax benefit recognized related to share-based compensation awards	3.1	3.7	1.2
Options outstanding and exercisable [Abstract]
Options outstanding, shares (in shares)	5,265,000
Options outstanding, weighted-average remaining contractual life (in years)	5.7
Options outstanding, weighted-average exercise price (in dollars per share)	$ 50
Options exercisable, shares (in shares)	3,626,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 51
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	12.1	14.3	12.7
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)	5,940,000	5,858,000	5,027,000
Granted (in shares)	199,000	897,000	1,349,000
Exercised (in shares)	(721,000)	(682,000)	(339,000)
Expired or cancelled (in shares)	(153,000)	(133,000)	(179,000)
Outstanding, end of period (in shares)	5,265,000	5,940,000	5,858,000
Vested or expected to vest, end of period (in shares)	5,235,000	5,877,000	5,767,000
Exercisable, end of period (in shares)	3,626,000	3,446,000	3,330,000
Weighted average exercise price, Outstanding, beginning of period (in dollars per share)	$ 48	$ 46	$ 50
Weighted average exercise price, Granted (in dollars per share)	$ 67	$ 53	$ 31
Weighted average exercise price, Exercised (in dollars per share)	$ 39	$ 37	$ 33
Weighted average exercise price, Expired or cancelled (in dollars per share)	$ 49	$ 50	$ 53
Weighted average exercise price, Outstanding, end of period (in dollars per share)	$ 50	$ 48	$ 46
Weighted average exercise price, Vested or expected to vest, end of period (in dollars per share)	$ 50	$ 48	$ 46
Weighted average exercise price, Exercisable, end of period (in dollars per share)	$ 51	$ 49	$ 47
Weighted average remaining contractual term, Outstanding, end of period (in years)	5.7	6.2	6.1
Weighted average remaining contractual term, Vested or expected to vest, end of period (in years)	5.6	6.1	6.1
Weighted average remaining contractual term, Exercisable, end of period (in years)	4.8	4.7	4.4
Aggregate intrinsic value, Exercised	13	14	5
Aggregate intrinsic value, Outstanding, end of period	7
Aggregate intrinsic value, Exercisable, end of period	4
Fair value of options vested	14.3	12.7	13.3
Total unrecognized compensation cost, net of estimated forfeitures	17.2
Total unrecognized compensation cost, weighted-average period for recognition (in years)	1.6
Assumptions used to estimate fair value [Abstract]
Average risk-free interest rate (in hundredths)	2.60%	2.60%	1.80%
Expected dividend yield (in hundredths)	1.10%	1.40%	2.50%
Expected volatility (in hundredths)	41.00%	41.00%	42.00%
Expected term (in years)	5.9	5.4	5.5
Weighted average of daily historical volatility of Company's stock price, weight (in hundredths)	75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (in hundredths)	25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 25.21	$ 19.26	$ 9.73
Employee Stock Option [Member] | Exercise Price $26 - $34 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 26
Exercise price range, upper range limit (in dollars per share)	$ 34
Options outstanding, shares (in shares)	1,335,000
Options outstanding, weighted-average remaining contractual life (in years)	6.2
Options outstanding, weighted-average exercise price (in dollars per share)	$ 31
Options exercisable, shares (in shares)	724,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 31
Employee Stock Option [Member] | Exercise Price $35 - $44 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 35
Exercise price range, upper range limit (in dollars per share)	$ 44
Options outstanding, shares (in shares)	807,000
Options outstanding, weighted-average remaining contractual life (in years)	2.8
Options outstanding, weighted-average exercise price (in dollars per share)	$ 44
Options exercisable, shares (in shares)	804,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 44
Employee Stock Option [Member] | Exercise Price $45 - $55 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 45
Exercise price range, upper range limit (in dollars per share)	$ 55
Options outstanding, shares (in shares)	1,548,000
Options outstanding, weighted-average remaining contractual life (in years)	6.4
Options outstanding, weighted-average exercise price (in dollars per share)	$ 53
Options exercisable, shares (in shares)	899,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 53
Employee Stock Option [Member] | Exercise Price $56 - $93 [Member]
Options outstanding and exercisable [Abstract]
Exercise price range, lower range limit (in dollars per share)	$ 56
Exercise price range, upper range limit (in dollars per share)	$ 93
Options outstanding, shares (in shares)	1,575,000
Options outstanding, weighted-average remaining contractual life (in years)	6
Options outstanding, weighted-average exercise price (in dollars per share)	$ 67
Options exercisable, shares (in shares)	1,199,000
Options exercisable, weighted-average exercise price (in dollars per share)	$ 68
Deferred Stock Units [Member] | Board Service [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	0.8	0.3	0.7
Share-based compensation activity [Roll forward]
Outstanding, beginning of period (in shares)	4,448	13,378
Outstanding, end of period (in shares)	8,732	4,448	13,378
Deferred Stock Units [Member] | Cash Retainer [Member]
Share-based compensation activity [Roll forward]
Outstanding, end of period (in shares)	23,566	18,403	17,288
Restricted Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	7	4.4	5.5
Share-based compensation activity [Roll forward]
Total unrecognized compensation cost, net of estimated forfeitures	13.4
Total unrecognized compensation cost, weighted-average period for recognition (in years)	2.6
Restricted stock activity [Roll forward]
Unvested, beginning of period (in shares)	295,000	369,000	192,000
Granted (in shares)	264,000	21,000	197,000
Vested (in shares)	(143,000)	(86,000)	(15,000)
Forfeited (in shares)	(7,000)	(9,000)	(5,000)
Unvested, end of period (in shares)	409,000	295,000	369,000	192,000
Weighted average price per share, Unvested, beginning of period (in dollars per share)	$ 45	$ 43	$ 55
Weighted average price per share, Granted (in dollars per share)	$ 67	$ 56	$ 31
Weighted average price per share, Vested (in dollars per share)	$ 46	$ 41	$ 34
Weighted average price per share, Forfeited (in dollars per share)	$ 52	$ 31	$ 45
Weighted average price per share, Unvested, end of period (in dollars per share)	$ 59	$ 45	$ 43	55
Weighted average remaining contractual term, Unvested, end of period (in years)	1.8	0.9	1.6	2.7
Aggregate intrinsic value, Unvested, end of period	15
Restricted Stock Units [Member] | Board Service [Member]
Share-based compensation activity [Roll forward]
Outstanding, end of period (in shares)	9,978	13,341	14,710
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	11.3	5.3	(1.5)
Restricted stock activity [Roll forward]
Granted (in shares)				140,000		118,000
Forfeited (in shares)				2,000		5,000
Performance Share Units [Abstract]
Award payout percentage of performance target (in hundredths)	158.00%	183.00%
Performance Share Units [Member] | Threshold Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	66,489	54,871		34,500		28,250
Performance Share Units [Member] | Target Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	132,978	109,742		138,000		113,000
Performance Share Units [Member] | Outstanding Award [Member]
Performance Share Units Activity [Abstract]
Performance period	2011	2010-2011		2008-2010	[1]	2007-2009	[2]
Savings Related Share Option Scheme [Abstract]
Award Level	265,956	219,484		241,500		197,750
Employee Stock Purchase Plan [Member]
Employee Stock Purchase Plan [Abstract]
Purchase price (in hundredths)	100.00%
U. K. Savings Related Share Option Scheme [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense / (benefit)	$ 0.2	$ (0.2)	$ 0.1
Savings Related Share Option Scheme [Abstract]
Requisite service period (in years)	1 year
Purchase price, minimum (in hundredths)	85.00%
Payroll deduction period to accumulate funds used for share-based payment award (in months)	60 months

[1]	140,000 performance share units were granted in 2008 at the Target Award level for the 2008-2010 performance period, of which 2,000 units were forfeited.
[2]	118,000 performance share units were granted in 2007 at the Target Award level for the 2007-2009 performance period, of which 5,000 units were forfeited.

Net Earnings (Loss) Per Share (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net Earnings / (Loss) Per Share - Basic [Abstract]
Net earnings / (loss) available to common shareholders	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Weighted-average common shares outstanding - basic (in shares)									81,600,000	81,000,000	78,300,000
Net earnings / (loss) per share - basic (in dollars per share)	$ 0.79	$ 0.97	$ 0.89	$ 0.44	$ (4.29)	$ 0.63	$ 0.4	$ 0.04	$ 3.08	$ (3.26)	$ (0.12)
Net Earnings / (Loss) Per Share - Diluted [Abstract]
Net earnings / (loss) available to common shareholders	$ 63.6	$ 79.6	$ 72.7	$ 35.7	$ (350.4)	$ 51.3	$ 32.7	$ 2.8	$ 251.6	$ (263.6)	$ (9.2)
Weighted-average common shares outstanding - basic (in shares)									81,600,000	81,000,000	78,300,000
Effect of dilutive securities - stock options (in shares)									700,000	0	0
Effect of other share-based awards (in shares)									500,000	0	0
Weighted-average common shares outstanding - diluted (in shares)									82,800,000	81,000,000	78,300,000
Net earnings / (loss) per share - diluted (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.4	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)
Stock-based awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the calculation of Net Earnings Per Share (in shares)									3,074,000	6,583,000	6,231,000
Exercise price range, minimum (in dollars per share)									$ 52	$ 11	$ 9
Exercise price range, maximum (in dollars pre share)									$ 93	$ 93	$ 93
Weighted-average remaining life (in years)	6.3				5.8				6.3	5.8	6.2

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Current
Federal	$ 24.2		$ 37.4		$ (31.8)
State	2.8		3.2		6.8
Non-U.S.	176.5		126.3		40.5
Total current	203.5		166.9		15.5
Deferred
Federal	(2.3)		(81.1)		(3.5)
State	3.3		(2.9)		(4.6)
Non-U.S.	23.8		15.5		(21.1)
Total deferred	24.8		(68.5)		(29.2)
Total provision	228.3		98.4		(13.7)
U.S. Federal statutory rate (in hundredths)	35.00%
Income Tax Reconciliation [Abstract]
Income tax based on statutory rate	168		(57.8)		(8)
Increase / (decrease) resulting from:
State income taxes, net of Federal benefit	5.2		(0.6)		2.9
Non-U.S. tax rate difference	40.6	[1]	38.7	[1]	3.3	[1]
Repatriation of non-U.S. earnings	11.1		(4.8)		(37.2)
Change in valuation reserve	(3.3)		11.7		10.6
Non-deductible goodwill impairment charge	0		109.1		21.4
Non-deductible competition investigation in France	0		0		(1.8)
Other, net	6.7		2.1		(4.9)
Total provision	228.3		98.4		(13.7)
Future Income Tax Benefits / (Expense)
Total future tax benefits	134.2		170.2
Current tax asset	52.4		59.7
Current tax liability	(1.4)		0
Noncurrent tax asset	102.7		128.1
Noncurrent tax liability	(19.5)		(17.6)
Prior year adjustment	The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.
Expirations of Net Operating Loss Carryforwards [Abstract]
Valuation allowance, net operating losses	106.8
Pretax income of non-U.S operations	395.5		191.1		3.4
Unrecognized Tax Benefits [Abstract]
Tax benefits relating to unrecognized tax benefits	3.6		4.3		13.4
Amount of unrecognized tax benefit that would affect the effective tax rate, if recognized	23.4		22.1		31
Interest and penalties related to unrecognized tax benefits	0.6		(1.3)		0.4
Tax benefit recognized due to statute expirations			1.8
Unrecognized tax benefits [Roll forward]
Gross unrecognized tax benefits, beginning of year	25		41.7		49.3
Increases in prior year tax positions	0.9		3		6.5
Decreases in prior year tax positions	(1.5)		(2)		(1.4)
Increases for current year tax positions	2.5		0		1.7
Expiration of statute of limitations and audit settlements	(1.9)		(17.7)		(14.4)
Gross unrecognized tax benefits, end of year	25		25		41.7
Potential interest and penalties	2		1.4		2.7
Balance, end of year	27		26.4		44.4
Number of countries and territories in which the Company operates	80
Open tax years	We are routinely audited by the tax authorities of the various tax jurisdictions in which we operate. Generally, the tax years that could be subject to examination are 2008 and 2009 for our major operations in Germany, Italy, France, Japan, U.S. and United Kingdom. As of December 31, 2011, we are subject to tax audits in France, Belgium, Denmark, Austria, Italy, Spain, Norway and the United States.
Investments in Foreign Subsidiaries and Foreign Corporate Joint Ventures that are Essentially Permanent in Duration [Member]
Deferred Tax Liability Not Recognized [Line Items]
Unremitted earnings of non-U.S subsidiaries	667.8
Deferred tax liability, undistributed foreign earnings	22		23.6
U.S. Federal and Non-U.S. [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
Year 1	0.9
Year 2	2
Year 3	8.8
Year 4	5.7
Year 5	6.5
Thereafter	171.5
No expirations	290.5
Total net operating loss carryforwards	485.9
U.S. State [Member]
Expirations of Net Operating Loss Carryforwards [Abstract]
Year 1	0
Year 2	0
Year 3	0
Year 4	0.1
Year 5	0.6
Thereafter	143.4
No expirations	0
Total net operating loss carryforwards	144.1
Current [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	10.7		9.7
Employee compensation payable	26.8		22.3
Pension and postretirement benefits	(5.6)		(1.8)
Other	22		29.5
Valuation allowance	(2.9)		0
Total current future income tax benefits (expense)	51		59.7
Intangible assets	0		0
Net operating losses	0		0
Total noncurrent future income tax benefits (expense)	0		0
Noncurrent [Member]
Future Income Tax Benefits / (Expense)
Accrued payroll taxes and insurance	22.5		20.4
Employee compensation payable	0		0
Pension and postretirement benefits	55		50.4
Other	103.5	[2]	105.7	[2]
Valuation allowance	(116.3)		(123.2)
Total current future income tax benefits (expense)	0		0
Intangible assets	(126.4)	[2]	(125.7)	[2]
Net operating losses	144.9	[2]	182.9	[2]
Total noncurrent future income tax benefits (expense)	$ 83.2		$ 110.5

[1]	Included above in the impact of the non-U.S. tax rate difference was the French business tax, which has been classified as a component of income tax beginning in January 2010, in accordance with the current accounting guidance on income taxes. Prior to January 2010, the French business tax had been presented as non-income tax and included as a component of Cost of services. The French government changed the business tax from an asset- based tax to an income-based tax, thereby requiring the classification of this tax as income tax effective January 1, 2010.
[2]	The 2010 amounts originally presented above for Intangible assets, Net operating losses and Other have been revised by ($91.3), ($14.4) and $105.7, respectively, to correct the prior year presentation. This change did not affect the deferred tax assets and liabilities reported in the 2010 Consolidated Balance Sheet.

Goodwill (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Goodwill [Roll Forward]
Balance, beginning of period	$ 954.1		$ 959.1
Goodwill acquired	39.8		307.8
Currency and other impacts	(9.2)		(1.2)
Impairment charge			311.6
Balance, end of period	984.7		954.1
Other goodwill detail [Abstract]
Impairment charge			311.6
Accumulated impairment loss	513.4		513.4		201.8
Goodwill by reporting unit [Abstract]
Goodwill	984.7		954.1
United States [Member]
Goodwill [Roll Forward]
Balance, end of period	503.8		507.2
Goodwill by reporting unit [Abstract]
Goodwill	503.8		507.2
Elan [Member]
Goodwill [Roll Forward]
Balance, end of period	123.8		123.2
Goodwill by reporting unit [Abstract]
Goodwill	123.8		123.2
Netherlands (Vitae) [Member]
Goodwill [Roll Forward]
Balance, end of period	79.3		81.9
Goodwill by reporting unit [Abstract]
Goodwill	79.3		81.9
Other reporting units [Member]
Goodwill [Roll Forward]
Balance, end of period	217.5		181.2
Goodwill by reporting unit [Abstract]
Goodwill	217.5		181.2
Americas [Member]
Goodwill [Roll Forward]
Balance, beginning of period	465.5	[1]	173.4	[1]
Goodwill acquired	0		290.6	[1]
Currency and other impacts	(3.7)	[1]	1.5	[1]
Impairment charge			0
Balance, end of period	461.8	[1]	465.5	[1]
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	461.8	[1]	465.5	[1]
Americas [Member] | United States [Member]
Goodwill [Roll Forward]
Balance, beginning of period					160.3
Balance, end of period	448.3		451.7		160.3
Goodwill by reporting unit [Abstract]
Goodwill	448.3		451.7		160.3
Southern Europe [Member]
Goodwill [Roll Forward]
Balance, beginning of period	33.1	[2]	21.1	[2]
Goodwill acquired	26.8	[2]	13.2	[2]
Currency and other impacts	(0.4)	[2]	(1.2)	[2]
Impairment charge			0
Balance, end of period	59.5	[2]	33.1	[2]
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	59.5	[2]	33.1	[2]
Southern Europe [Member] | Italy [Member]
Goodwill [Roll Forward]
Balance, beginning of period					4.9
Balance, end of period	5.4		4.6		4.9
Goodwill by reporting unit [Abstract]
Goodwill	5.4		4.6		4.9
Southern Europe [Member] | France [Member]
Goodwill [Roll Forward]
Balance, beginning of period					7.1
Balance, end of period	42.1		15.8		7.1
Goodwill by reporting unit [Abstract]
Goodwill	42.1		15.8		7.1
Northern Europe [Member]
Goodwill [Roll Forward]
Balance, beginning of period	265.1		272.9
Goodwill acquired	0		0
Currency and other impacts	(4.4)		(7.8)
Impairment charge			0
Balance, end of period	260.7		265.1
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	260.7		265.1
APME [Member]
Goodwill [Roll Forward]
Balance, beginning of period	64.9		58.9
Goodwill acquired	13		0.2
Currency and other impacts	(0.4)		5.8
Impairment charge			0
Balance, end of period	77.5		64.9
Other goodwill detail [Abstract]
Impairment charge			0
Goodwill by reporting unit [Abstract]
Goodwill	77.5		64.9
Right Management [Member]
Goodwill [Roll Forward]
Balance, beginning of period	60.6	[3]	150.7	[3]
Goodwill acquired	0		3.8	[3]
Currency and other impacts	(0.3)	[3]	0.5	[3]
Impairment charge			94.4	[3]
Balance, end of period	60.3	[3]	60.6	[3]
Other goodwill detail [Abstract]
Impairment charge			94.4	[3]
Goodwill by reporting unit [Abstract]
Goodwill	60.3	[3]	60.6	[3]
Corporate [Member]
Goodwill [Roll Forward]
Balance, beginning of period	64.9	[3],[4],[5]	282.1	[3],[4],[5]
Goodwill acquired	0		0
Currency and other impacts	0		0
Impairment charge			217.2	[3],[4],[5]
Balance, end of period	64.9	[3],[4],[5]	64.9	[3],[4],[5]
Other goodwill detail [Abstract]
Impairment charge			217.2	[3],[4],[5]
Goodwill by reporting unit [Abstract]
Goodwill	64.9	[3],[4],[5]	64.9	[3],[4],[5]
Corporate Right Management [Member]
Goodwill [Roll Forward]
Impairment charge			(184.5)
Other goodwill detail [Abstract]
Impairment charge			(184.5)
Corporate Jefferson Wells [Member]
Goodwill [Roll Forward]
Impairment charge			(32.7)
Balance, end of period	55.5
Other goodwill detail [Abstract]
Impairment charge			(32.7)
Goodwill by reporting unit [Abstract]
Goodwill	$ 55.5

[1]	Balances related to United States were $160.3, $451.7 and $448.3 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
[2]	Balances related to France were $7.1, $15.8 and $42.1 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively. Balances related to Italy were $4.9, $4.6 and $5.4 as of January 1, 2010, December 31, 2010 and December 31, 2011, respectively.
[3]	For further information on the goodwill impairment charges, see Note 1 to the Consolidated Financial Statements. The 2010 goodwill impairment charge for Right Management impacted both Corporate ($184.5) and Right Management ($94.4).
[4]	The majority of the Corporate balance as of December 31, 2011 relates to goodwill attributable to our acquisition of Jefferson Wells ($55.5) which is now part of the United States reporting unit. For purposes of monitoring our total assets by segment, we do not allocate the Corporate balance to the respective reportable segments. We do, however, include these balances within the appropriate reporting units for our goodwill impairment testing. See the table below for the breakout of goodwill balances by reporting unit.
[5]	Balances were net of accumulated impairment loss of $201.8 as of January 1, 2010 and $513.4 as of both December 31, 2010 and December 31, 2011. The 2010 goodwill impairment charge for Jefferson Wells impacted only Corporate ($32.7).

Debt (Details) In Millions, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 05, 2011 $800M Credit Agreement [Member] USD ($)	Oct. 04, 2011 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2010 Prior Revolving Credit Facility [Member] USD ($)	Dec. 31, 2011 Uncommitted Credit Lines [Member] USD ($)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2011 Euro 300 Due June 2012 [Member] EUR (€)	Dec. 31, 2010 Euro 300 Due June 2012 [Member] USD ($)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2011 Euro 200 Due June 2013 [Member] EUR (€)	Dec. 31, 2010 Euro 200 Due June 2013 [Member] USD ($)	Dec. 31, 2011 Other Debt [Member] USD ($)	Dec. 31, 2010 Other Debt [Member] USD ($)
Short-Term Debt [Abstract]
Short-term borrowings	$ 42.4	$ 28
Weighted-average interest rates	11.90%	7.00%
Debt Instrument [Line Items]
Long-term debt	657.8	670						388.7		401.2	258.9		267.1	10.2	1.7
Less: current maturities	391.8	0.7
Long-term debt	266	669.3
Maturity date								Jun 1, 2012	Jun 1, 2012		Jun 14, 2013	Jun 14, 2013
Principal amount (Euros in millions)									300			200
Interest rate (in hundredths)								4.50%	4.50%		4.75%	4.75%
Discounted issue price (in hundredths)								99.52%	99.52%		99.35%	99.35%
Effective interest rate (in hundredths)								4.58%	4.58%		4.86%	4.86%
Unamortized discount								1.8	1.4		1.6	1.3
Revolving Credit Agreement
Uncommitted credit lines, maximum borrowing capacity			800	800	400	400	399.2
Uncommitted credit lines, remaining borrowing capacity			798.4				346.6
Uncommitted credit lines, current borrowing capacity after limitations							248.7
Expiration date			2016-10-4
Portion which may be used for the issuance of stand-by letters of credit				150
Outstanding letters of credit			1.6			2.2
Covenant terms			The Agreement contains customary restrictive covenants pertaining to our management and operations, including limitations on the amount of subsidiary debt that we may incur and limitations on our ability to pledge assets, as well as financial covenants, including covenants requiring, among other things, that we comply with a leverage ratio (Debt-to-EBITDA) of not greater than 3.5 to 1 and a fixed charge coverage ratio of not less than 1.5 to 1. The Agreement also contains customary events of default, including, among others, payment defaults, material inaccuracy of representations and warranties, covenant defaults, bankruptcy or involuntary proceedings, certain monetary and non-monetary judgments, change of control and customary ERISA defaults. The material terms and conditions of the Agreement are substantially similar to the material terms and conditions of the prior credit facility.
Covenant compliance			As defined in the Agreement, we had a Debt-to-EBITDA ratio of 0.80 to 1 (compared to a maximum allowable ratio of 3.5 to 1) as of December 31, 2011 and a Fixed Charge Coverage ratio of 3.13 to 1 (compared to a minimum required ratio of 1.5 to 1) as of December 31, 2011.
Facility fee (in hundredths)			0.23%
Credit spread (in hundredths)			1.28%
Impact of downgrades from credit rating agencies on facility fees	from approximately $0.2 to $0.4
Debt Maturities [Abstract]
2012	261.5
2013	1.5
2014	1
2015	$ 2

Retirement And Deferred Compensation Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					24 Months Ended	84 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2013	Dec. 31, 2020
Defined Contribution Plans [Abstract]
Total expense for employer match and profit sharing contributions	$ 24.6		$ 23.7		$ 22.7
Deferred compensation plans, asset and liability	41.3		35.6
U.S. Plans [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	56.2		51.7
Service cost	0		0
Interest cost	2.8		2.8
Curtailments	0		0
Transfers	0		0
Actuarial loss	3.1		5.7
Plan participant contributions	0		0
Benefits paid	(4.6)		(4)
Currency exchange rate changes	0		0
Benefit obligation, end of year	57.5		56.2		51.7
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	36.4		35
Actual return on plan assets	(0.4)		2.7
Curtailments	0		0
Transfers	0		0
Plan participant contributions	0		0
Company contributions	3.3		2.7
Benefits paid	(4.6)		(4)
Currency exchange rate changes	0		0
Fair value of plan assets, end of year	34.7		36.4		35
Funded status at end of year [Abstract]
Funded status, end of year	(22.8)		(19.8)
Amounts recognized [Abstract]
Noncurrent assets	12.2		14.3
Current liabilities	(2.8)		(2.6)
Noncurrent liabilities	(32.2)		(31.5)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	12.8		9.3
Prior service cost	0.2		0.2
Total	13		9.5
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0		0
Interest cost	2.8		2.8
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.60%		5.10%
Rate of compensation increase (in hundredths)	3.00%		4.00%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.10%		5.70%		6.40%
Expected long-term return on plan assets	7.00%		7.30%		7.30%
Rate of compensation increase	4.00%		4.00%		4.00%
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	34.7		36.4		35
U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.2		18.4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.2		18.4
U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5		18
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5		18
U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Non-U.S. Plans [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	244.8		225.6
Service cost	9.9		8.6
Interest cost	12.7		11.7
Curtailments	(1.9)		0
Transfers	(0.5)		(0.4)
Actuarial loss	9.4		11.8
Plan participant contributions	2.4		2.1
Benefits paid	(6.6)		(4.1)
Currency exchange rate changes	(5.5)		(10.5)
Benefit obligation, end of year	264.7		244.8		225.6
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	226.1		200.6
Actual return on plan assets	17.4		20
Curtailments	(1.1)		0
Transfers	(1.1)		0
Plan participant contributions	2.4		2.1
Company contributions	18.3		16.6
Benefits paid	(6.6)		(4.1)
Currency exchange rate changes	(5)		(9.1)
Fair value of plan assets, end of year	250.4		226.1		200.6
Funded status at end of year [Abstract]
Funded status, end of year	(14.3)		(18.7)
Amounts recognized [Abstract]
Noncurrent assets	29		23.7
Current liabilities	(0.2)		(0.4)
Noncurrent liabilities	(43.1)		(42)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	7		2.4
Prior service cost	6.5		7.2
Total	13.5		9.6
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	9.9		8.6
Interest cost	12.7		11.7
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.70%		5.10%
Rate of compensation increase (in hundredths)	4.00%		4.30%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.10%		5.50%		5.70%
Expected long-term return on plan assets	5.30%		5.50%		5.70%
Rate of compensation increase	4.30%		4.50%		4.20%
Expected long-term rate of return, non-U.S., lowest (in hundredths)	3.50%
Expected long-term rate of return, non-U.S., highest (in hundredths)	6.10%
Number of foreign plans using guaranteed insurance contracts	4
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	250.4		226.1		200.6
Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	147.3		143.1
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	147.3		143.1
Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	103.1		77.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	103.1		77.5
Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		5.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		5.5
Defined Benefit Pension Plans [Member]
Change in benefit obligation [Roll forward]
Service cost	9.9		8.6		11.1
Interest cost	15.5		14.5		14.1
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Total	26.5		19.1		13.2
Accumulated benefit obligation for plans that have plan assets	233.2		214.9
Plans with accumulated benefit obligations in excess of fair value of plan assets [Abstract]
Accumulated benefit obligation	6.3		5.8
Plan assets	6.2		5.7
Plans with projected benefit obligation in excess of fair value of plan assets [Abstract]
Projected benefit obligation	41.7		173.7
Plan assets	35.8		163.8
Accumulated benefit obligation for plans that do not have plan assets	61.3		57.1
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	9.9		8.6		11.1
Interest cost	15.5		14.5		14.1
Expected return on assets	(15.2)		(13.4)		(12.6)
Curtailment and settlement	(1)		0		(4.3)
Net gain / loss	(0.2)		(1.2)		(2.1)
Prior service cost	0.7		0.7		0.5
Net periodic benefit cost	9.7		9.2		6.7
Other changes in plan assets and benefit obligations recognized in other comprehensive income / loss [Abstract]
Net gain / loss	11.6		8.5		(9)
Amortization of net gain	0.2		1.2		3
Amortization of prior service cost	(0.7)		(0.7)		(0.8)
Total recognized in other comprehensive income / loss	11.1		9		(6.8)
Total recognized in net periodic benefit cost and other comprehensive income / loss	20.8		18.2		(0.1)
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	1
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0.7
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Estimated employer contribution to pension plans during next fiscal year	20
Projected benefit payment estimates [Abstract]
2012	10.2
2013	10.6
2014	11.3
2015	11.9
2016	12.6
2017-2021	76.8
Total projected benefit payments	133.4
Retiree Health Care Plan [Member]
Change in benefit obligation [Roll forward]
Benefit obligation, beginning of year	25.5		24.6			28.5
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.4		1.4
Actuarial loss	3.3		1.1
Plan participant contributions	0.1		0
Benefits paid	(1.9)		(1.9)
Retiree drug subsidy reimbursements	0.1		0.2
Benefit obligation, end of year	28.5		25.5		24.6
Change in plan assets [Roll forward]
Plan participant contributions	0.1		0
Benefits paid	(1.9)		(1.9)
Funded status at end of year [Abstract]
Funded status, end of year	(28.5)		(25.5)
Amounts recognized [Abstract]
Current liabilities	(1.6)		(1.6)
Noncurrent liabilities	(26.9)		(23.9)
Amounts recognized in Accumulated Other Comprehensive Income (Loss), net of tax [Abstract]
Net loss (gain)	0.7		(1.5)
Total	0.7		(1.5)		(2.5)
Components of net periodic benefit cost and other amounts recognized in Other Comprehensive Income / Loss [Abstract]
Service cost	0.1		0.1		0.1
Interest cost	1.3		1.4		1.4
Net gain / loss	0		(0.1)		(0.7)
Net periodic benefit cost	1.4		1.4		0.8
Other changes in plan assets and benefit obligations recognized in other comprehensive income / loss [Abstract]
Net gain / loss	3.3		1.1		1.8
Amortization of net gain	0		0.1		0.7
Total recognized in other comprehensive income / loss	3.3		1.2		2.5
Total recognized in net periodic benefit cost and other comprehensive income / loss	4.7		2.6		3.3
Estimated net loss that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0
Estimated prior service cost that will be amortized from AOCI into net periodic benefit cost during next fiscal year	0
Weighted-average assumptions used in measurement of benefit obligation [Abstract]
Discount rate (in hundredths)	4.80%		5.10%
Weighted-average assumptions used in measurement of net periodic benefit cost [Abstract]
Discount rate	5.30%		5.70%		6.40%
Fair value of pension plan assets by asset category [Abstract]
Health care cost trend rate assumed for next fiscal year (in hundredths)						7.50%
Ultimate health care cost trend rate (in hundredths)							5.00%
Effect of one-percentage point change in assumed health care cost trend rates [Abstract]
Effect of 1% increase on total of service and interest cost components	0.2
Effect of 1% decrease on total of service and interest cost components	(0.2)
Effect of 1% increase on benefit obligation	3.7
Effect of 1% decrease on benefit obligation	(3.2)
Projected benefit payment estimates [Abstract]
2012	1.4
2013	1.5
2014	1.5
2015	1.5
2016	1.6
2017-2021	8.2
Total projected benefit payments	15.7
Cash and Cash Equivalents [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	2.5	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	2.5	[1]
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.8	[1]	2.5	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.8	[1]	2.5	[1]
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.5	[1]	4.2	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.5	[1]	4.2	[1]
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	1.5	[1]	4.2	[1]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	1.5	[1]	4.2	[1]
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Cash and Cash Equivalents [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	15.4		15.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.4		15.9
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	15.4		15.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	15.4		15.9
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		2.7
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		2.7
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		2.2
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		2.2
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, U.S. Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.5
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	57.9		61
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	57.9		61
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	57.9		61
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	57.9		61
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Equity Securities, International Companies [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5	[2]	18	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5	[2]	18	[2]
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	17.5	[2]	18	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	17.5	[2]	18	[2]
Fixed Income Securities, Government Bonds [Member] | U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		13.1	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		13.1	[2]
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		13.1	[2]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		13.1	[2]
Fixed Income Securities, Government Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	59.4		49.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	59.4		49.9
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	59.4		49.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	59.4		49.9
Fixed Income Securities, Corporate Bonds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	38.4		8.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	38.4		8.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	38.4		8.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	38.4		8.8
Fixed Income Securities, Guaranteed Insurance Contracts [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	87.9	[3]	75.7	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	87.9	[3]	75.7	[4]
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, beginning of year	75.7	[4]
Fair value of plan assets, end of year	87.9	[3]	75.7	[4]
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	87.9	[3]	75.7	[4]
Percentage of fixed income securities (in hundredths)	80.00%		80.00%
Percentage of equity (in hundredths)	10.00%		20.00%
Percentage of cash and cash equivalents (in hundredths)	10.00%
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Unitized Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.9
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0.9
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0.9
Hedge Funds, Equity [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-U.S. Plans [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	5.3		9.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	5.3		9.8
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		0
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	0		0
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	5.3		4.8
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	5.3		4.8
Real Estate Funds [Member] | Non-U.S. Plans [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Change in plan assets [Roll forward]
Fair value of plan assets, end of year	0		5
Fair value of pension plan assets by asset category [Abstract]
Fair value of plan assets	$ 0		$ 5

[1]	This category includes a prime obligations money market portfolio.
[2]	This category includes U.S. Treasury/Federal agency securities and foreign government securities.
[3]	This category includes investments in approximately 80% fixed income securities, 10% equity and 10% cash and cash equivalents.
[4]	This category includes investments in approximately 80% fixed income securities and 20% equity.

Accumulated Other Comprehensive Income (Loss) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accumulated Other Comprehensive Income (Loss) [Abstract]
Foreign currency translation	$ 54.3	$ 96.6	$ 111
Unrealized gain / (loss) on investments	8.2	8	6.6
Defined Benefit Plan Disclosure [Line Items]
Accumulated other comprehensive income (loss)	35.3	87	106.9
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans (Note 8)	(26.5)	(19.1)	(13.2)
Retiree Health Care Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plans (Note 8)	$ (0.7)	$ 1.5	$ 2.5

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payments under noncancelable operating leases [Abstract]
2012	$ 201.3
2013	147.7
2014	110.4
2015	82.7
2016	60.7
Thereafter	141.5
Total minimum lease payments	744.3
Rental expense [Abstract]
Rental expense for all operating leases	$ 254.3	$ 248.8	$ 250.8

Interest and Other Expenses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest and Other Expenses [Abstract]
Interest expense	$ 42.8	$ 43.7	$ 61.7
Interest income	(7.3)	(6.2)	(11.7)
Foreign exchange (gains) / losses	2.8	3.3	0.8
Miscellaneous expenses, net	6	2.4	3.5
Loss from sale of an equity investment	0	0	10.3
Interest and other expense	44.3	43.2	64.6
Interest expense associated with repayments of amounts outstanding under revolving credit agreement and termination on interest rate swap agreements	0	0	7.5
Cash proceeds from sale of an equity investment in Japan	$ 0	$ 0	$ 13.3

Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Unrealized loss, effective portion of net investment hedges included in Accumulated Other Comprehensive Income (Loss), net of taxes	$ (43.2)
Gain/(Loss) associated with forward contracts included in earnings	$ (0.1)

Contingencies (Details) In Millions, unless otherwise specified	3 Months Ended
	Apr. 30, 2009 USD ($)	Apr. 30, 2009 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 Standby Letters of Credit [Member] USD ($)	Dec. 31, 2011 Guarantees [Member] USD ($)
Contingencies [Abstract]
Fine levied and paid related to competition investigation	$ 55.9	€ 42
Loss Contingencies [Line Items]
Guarantee contracts and stand-by letters of credit			$ 174	$ 38.6	$ 135.4

Segment Data (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010		Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services	$ 5,484		$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 5,209.6		$ 4,972	$ 4,585.6	$ 4,099.3	$ 22,006		$ 18,866.5		$ 16,038.7
Operating Unit Profit (Loss)											602		382		202
Corporate expenses											(123.1)		(101.2)		(77.4)
Goodwill and intangible asset impairment charges	0		0	0	0	(428.8)		0	0	0	0		(428.8)		(61)
Amortization of intangible assets											(38.9)	[1]	(39.3)	[1]	(21.9)	[1]
Reclassification of French business tax											84.2	[2]	65.3	[2]	0
Interest and other expenses											(44.3)		(43.2)		(64.6)
Earnings (loss) before income taxes											479.9		(165.2)		(22.9)
Total Assets	6,899.7					6,729.7					6,899.7		6,729.7		6,213.8
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											104.4		110.1		97.2
Amortization of intangible assets											38.9	[1]	39.3	[1]	21.9	[1]
Earnings from Equity Investments											3.9		4.6		3
Equity Investments	75.9					71.6					75.9		71.6		65.5
Long-Lived Assets	188.9					192.2					188.9		192.2		201
Additions to Long-Lived Assets											64.9		58.5		35.1
United States [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	41.1					48.2					41.1		48.2		50.8
Revenues by geographical region
Revenues from services											3,254.6		2,940.1		2,059.4
France [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	48.1					45.8					48.1		45.8		45.1
Revenues by geographical region
Revenues from services											6,201.9		5,240.7		4,710.3
Italy [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	8.1					8.1					8.1		8.1		9.3
Revenues by geographical region
Revenues from services											1,277.1		1,065		967.8
United Kingdom [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	12.9					15.3					12.9		15.3		16.7
Revenues by geographical region
Revenues from services											1,880.4		1,822.2		1,738
Total Foreign [Member]
Other segment disclosures [Abstract]
Long-Lived Assets	147.8					144					147.8		144		150.2
Revenues by geographical region
Revenues from services											18,751.4		15,926.4		13,979.3
Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											4,649.4		4,048.9		2,753.3
Operating Unit Profit (Loss)											141.9		79.3		(21.3)
Total Assets	1,721.7					1,619					1,721.7		1,619		849.6
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											17.5		19.1		16.3
Long-Lived Assets	46					49.4					46		49.4		46.4
Additions to Long-Lived Assets											15.5		10.1		5.7
Americas reportable segment [Member] | United States reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											3,137.3	[3]	2,783.4	[3]	1,786	[3]
Operating Unit Profit (Loss)											94.1		42.8		(41.4)
Total Assets	1,429.9					1,361.4					1,429.9		1,361.4		630.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											13.5		15.4		12.6
Long-Lived Assets	35.5					39.7					35.5		39.7		37.3
Additions to Long-Lived Assets											10		6.4		3.5
Americas reportable segment [Member] | Other Americas reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,512.1		1,265.5		967.3
Operating Unit Profit (Loss)											47.8		36.5		20.1
Total Assets	291.8					257.6					291.8		257.6		218.9
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											4		3.7		3.7
Long-Lived Assets	10.5					9.7					10.5		9.7		9.1
Additions to Long-Lived Assets											5.5		3.7		2.2
Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											8,211.8		6,951.7		6,217.2
Operating Unit Profit (Loss)											170.1		101.8		42.6
Total Assets	2,294.3					2,267.9					2,294.3		2,267.9		2,622.5
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											18.4		19.3		23.1
Earnings from Equity Investments											(0.4)		(0.6)		(0.9)
Equity Investments	0.1					0.4					0.1		0.4		1.1
Long-Lived Assets	62.4					59.8					62.4		59.8		61.1
Additions to Long-Lived Assets											23.2		24.4		9.1
Southern Europe reportable segment [Member] | France reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											6,179.1		5,208.6		4,675.5
Operating Unit Profit (Loss)											85.2		47.1		20.8
Total Assets	1,822.7					1,826					1,822.7		1,826		2,220.1
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											12.4		12.6		15.3
Earnings from Equity Investments											(0.4)		(0.6)		(0.9)
Equity Investments	0.1					0.4					0.1		0.4		1.1
Long-Lived Assets	46					43.2					46		43.2		42.1
Additions to Long-Lived Assets											16.4		18.8		5.7
Southern Europe reportable segment [Member] | Italy reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											1,255.8		1,044.2		950.8
Operating Unit Profit (Loss)											74.1		47.5		27.9
Total Assets	301.3					271.3					301.3		271.3		239.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											3.3		3.8		4.4
Long-Lived Assets	7.9					7.7					7.9		7.7		8.6
Additions to Long-Lived Assets											3.7		3.6		1.6
Southern Europe reportable segment [Member] | Other Southern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											776.9		698.9		590.9
Operating Unit Profit (Loss)											10.8		7.2		(6.1)
Total Assets	170.3					170.6					170.3		170.6		162.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											2.7		2.9		3.4
Long-Lived Assets	8.5					8.9					8.5		8.9		10.4
Additions to Long-Lived Assets											3.1		2		1.8
APME reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											2,661.7		2,147.2		1,728
Operating Unit Profit (Loss)											78.8		47.2		26.5
Total Assets	472.4					395.1					472.4		395.1		314.4
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											5.1		4.6		5.6
Earnings from Equity Investments											0		0		0.6
Equity Investments	0.8					0.7					0.8		0.7		0.4
Long-Lived Assets	23.3					17.8					23.3		17.8		13.9
Additions to Long-Lived Assets											5.5		7.2		2.2
Right Management reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											323.7		374.6		559.4
Operating Unit Profit (Loss)											(1.4)		3.5		113.4
Total Assets	75.7					86.1					75.7		86.1		228.7
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											5.9		7.3		9.1
Equity Investments	0					0					0		0		0
Long-Lived Assets	11.4					15.9					11.4		15.9		21.4
Additions to Long-Lived Assets											2.3		2.9		6.3
Corporate reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Total Assets	621.3	[4]				679.4	[4]				621.3	[4]	679.4	[4]	800.6	[4]
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											1.6		2.2		0
Long-Lived Assets	2.5					4					2.5		4		6
Additions to Long-Lived Assets											0		0.2		1
Northern Europe reportable segment [Member]
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Revenues from services											6,159.4		5,344.1		4,780.8
Operating Unit Profit (Loss)											212.6		150.2		40.8
Total Assets	1,714.3					1,682.2					1,714.3		1,682.2		1,398
Other segment disclosures [Abstract]
Depreciation and Amortization Expense											17		18.3		21.2
Earnings from Equity Investments											4.3		5.2		3.3
Equity Investments	75					70.5					75		70.5		64
Long-Lived Assets	43.3					45.3					43.3		45.3		52.2
Additions to Long-Lived Assets											$ 18.4		$ 13.7		$ 10.8

[1]	Intangible asset amortization related to acquisitions was excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[2]	The French business tax, as disclosed in Note 5 to the Consolidated Financial Statements, is reported in Provision for income taxes rather than in Cost of services, in accordance with the current accounting guidance on income taxes. However, we view this tax as operational in nature. Accordingly, the financial information reviewed internally continues to include the French business tax within the Operating unit profit of our France reportable segment. Therefore, we have shown the amount of the French business tax above to reconcile to our Earnings (loss) before income taxes.
[3]	The U.S. revenues above represent revenues from our company-owned branches and franchise fees received from our franchise operations, which are discussed further on the financial highlights page.
[4]	Corporate assets include assets that were not used in the operations of any segment, the most significant of which were purchased intangibles and cash.

Quarterly Data (Unaudited) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Data (Unaudited) [Abstract]
Revenues from Services	$ 5,484	$ 5,782.3	$ 5,667.3	$ 5,072.4	$ 5,209.6	$ 4,972	$ 4,585.6	$ 4,099.3	$ 22,006	$ 18,866.5	$ 16,038.7
Gross profit	935.2	951.3	962.2	857.6	905.7	841.2	797	701.5	3,706.3	3,245.4	2,818.2
Operating profit (loss)	129.8	158	150.8	85.6	(342.6)	108.9	79.1	32.6	524.2	(122)	41.7
Net earnings / (loss) available to common shareholders	63.6	79.6	72.7	35.7	(350.4)	51.3	32.7	2.8	251.6	(263.6)	(9.2)
Net earnings (loss) per share - basic (in dollars per share)	$ 0.79	$ 0.97	$ 0.89	$ 0.44	$ (4.29)	$ 0.63	$ 0.4	$ 0.04	$ 3.08	$ (3.26)	$ (0.12)
Net earnings (loss) per share - diluted (in dollars per share)	$ 0.78	$ 0.97	$ 0.87	$ 0.43	$ (4.29)	$ 0.62	$ 0.4	$ 0.04	$ 3.04	$ (3.26)	$ (0.12)
Dividends per share (in dollars per share)	$ 0.4	$ 0	$ 0.4	$ 0	$ 0.37	$ 0	$ 0.37	$ 0	$ 0.8	$ 0.74
High (in dollars per share)	$ 45.92	$ 58.62	$ 68.14	$ 68.67	$ 65.14	$ 52.2	$ 62.18	$ 59.92
Low (in dollars per share)	$ 32.63	$ 32.32	$ 52.37	$ 58.6	$ 50.39	$ 42.5	$ 40.58	$ 50.63
Impairment charge	0	0	0	0	428.8	0	0	0	0	428.8	61
Reorganization charges	$ 21	$ 0.5	$ 1.4	$ 0.2	$ 28	$ 5.6	$ 1.2	$ 1.3	$ 23.1	$ 36.1	$ 33.5
Reorganization costs per diluted share (in dollars per share)	$ 0.2	$ 0	$ 0.02	$ 0	$ 0.23	$ 0.05	$ 0.01	$ 0.01
Impairment charge per diluted share (in dollars per share)	$ 0	$ 0	$ 0	$ 0	$ 4.7	$ 0	$ 0	$ 0

SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Year	$ 111.6	$ 118.3	$ 118.5
Provisions Charged to Earnings	25.9	28.9	27.8
Write- Offs	(25)	(33.5)	(39)
Balance at End of Year	108.6	111.6	118.3
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Translation Adjustments	(4.7)	(5.1)	2.5
Reclassifications and Other	$ 0.8	$ 3	$ 8.5